Unique ID	LOANID	LOANID2	SLOANID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
297343095	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in to go over options for modification the borrower stated reduction of household income was the hardship. The borrower made payment for XXX. On XX/XX/XXXX the borrower called in to go over documents needed for review. On XX/XX/XXXX the borrower was called for underwriter clarification for modification review. On XX/XX/XXXX the borrower was called for updated documents needed for review. On XX/XX/XXXX the borrower called in for update on modification. On XX/XX/XXXX the borrower was called for trial payment and stated trial payment was too high the borrower stated will cure loan on their own. On XX/XX/XXXX the borrower called in for refund on payment that was processed. On XX/XX/XXXX the borrower called was called and stated final modification was in the process of being sent out, On XX/XX/XXXX the borrower was called for final modification documents and stated will be sending them back soon. On XX/XX/XXXX the borrower called in to go over terms of modification. On XX/XX/XXXX the borrower called in regarding payment and processed missing amount, On XX/XX/XXXX the borrower called in to process payment needed to finalize modification. On XX/XX/XXXX the borrower called in to verify loan stataus and was told terms are being finalized. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in to make a payment. There was no further borrowert contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comments on XX/XX/XXXX indicate XXX damage to home no indication of claim filed noted from servicer  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297344428	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX and XX/XX/XXXX, borrower called to have escrow overage applied to the XXX payment. On XX/XX/XXXX, borrower called regarding misapplication of funds from their last payment. Agent assisted and borrower paid the difference so that the principle curtailment could instead be applied as the following month's payment. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	04/25/2025
297343760	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the borrower called to make a payment. The reason for default was due to being in the hospital for XX days. The borrower declined workout options. On XX/XX/XXXX and XX/XX/XXXX the borrower stated that the XXX was replaced a few years ago but is damaged. The borrower wanted to know when the XXX was replaced and requested a call back from the loss draft department. There has been no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX the borrower called to advise that the XXX was replaced years ago but is damaged again. The borrower requested a call back from the loss draft department. There is no evidence that a claim was filed or that the repairs were made.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297342870	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX and XX/XX/XXXX a potential successor called to make a payment. On XX/XX/XXXX a potential successor stated that the borrower had passed away and they will be sending in the successor documents. On XX/XX/XXXX a potential successor in interest called to discuss the account. The agent advised that they could not discuss the account with them because they are not authorized. The agent instructed the potential successor to send in the necessary documents to be added to the account. As of XX/XX/XXXX there is no evidence that a successor was appointed. There has been no further communication. The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	07/24/2025
297344883	XXXX	XXXX	XXXX	3	[3] Evidence of environment issues surrounding property. [3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX borrower promised to pay and discussed their insurance claim. On XX/XX/XXXX, servicer called to collect payment, and borrower scheduled payment for XX/XX/XXXX. Agent went over loan status. On XX/XX/XXXX, borrower promised to make a payment by end of month. On XX/XX/XXXX, servicer called borrower to collect payment, Borrower discussed workout options and scheduled a payment. On XX/XX/XXXX, servicer called to collect payment, and borrower said they were dealing with damage to their home, but will try to make payment by XX/XX/XXXX. On XX/XX/XXXX, borrower called to make a payment. On XX/XX/XXXX, servicer called to collect payment, which borrower made. On XX/XX/XXXX and XX/XX/XXXX, borrower called to make a payment. On XX/XX/XXXX, borrower called to make a payment, and agent went over status. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, borrower mentioned property damage and XXX due to XXX. Date of loss not provided. Borrower said they were working on filing a claim, but there is no evidence of a claim ever being filed or repairs being started.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	07/23/2025
297344661	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the agent contacted the borrower for payment. Borrower advised the reason for delinquency was due to borrower illness bur it was resolved. Borrower advised they would try to make a payment by the end of the week but might not be able to pay until the end of the month. Borrower was not interested in a modification since just had one. Although the servicer attempted to contact the borrower between XX/XX/XXXX and XX/XX/XXXX, there was no contact between the parties. On XX/XX/XXXX the borrower accepted a promise to pay $X.XX and said would make the XXX payment next week. The borrower conformed the property was owner-occupied and that the reason for delinquency was due to borrower illness, which was resolved.  On XX/XX/XXXX the borrower called for help with paying the late fees online. The agent guided the borrower through the process. The borrower made a payment for $X.XX. On XX/XX/XXXX the borrower called with a request to change the payment due date to the end of the month in order to avoid late charges. Borrower asked to have the XX/XXXX payment deferred. Borrower was transferred to the loss mitigation department. The agent advised that changing the due date was not possible until they completed a refinance. Borrower asked to defer the XX/XXXX payment. Borrower advised the XXX on XX/XX/XXXX impacted them since they work remotely and the XXX and XXX were impacted. On XX/XX/XXXX the borrower called in to accept a promise to pay $X.XX. The borrower said the reason for delinquency was due to a curtail of income. Borrower was transferred to the loss draft department erroneously and then transferred to the insurance department regarding a notice for insurance. Borrower asked how to file an insurance claim. No claim was opened and no details on possible damages were provided. The servicer attempted to contact the borrower between XX/XX/XXXX and XX/XX/XXXX with no success. On XX/XX/XXXX the servicer called the borrower for payment. The borrower accepted a promise to pay $X.XX by XX/XX/XXXX. The servicer reviewed and adjusted the late fees. The borrower advised the reason for delinquency was due to excessive obligations. The servicer attempted to contact the borrower from XX/XX/XXXX through XX/XX/XXXX with no success. On XX/XX/XXXX the borrower called in to discuss the payment increase and was advised it was due to the insurance policy increase.  The service spread the increase over XX months. The borrower accepted a promise to pay $X.XX on XX/XX. The borrower advised the reason for delinquency was due to excessive obligations. There was no further communications during the review period. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damage noted on XX/XX/XXXX. Borrower called to file claim, but no evidence claim was filed or damages repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/10/2025
297343309	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the customer discussed assumption of the mortgage to remove the ex-spouse from the loan.  The agent advised that a forbearance plan was set up on XX/XX/XXXX due to property damage from the disaster.  On XX/XX/XXXX, the co-borrower stated that the primary borrower was deported XX years ago and that there’s only one income in the household.  The agent confirmed that the forbearance plan is expiring this man.  Loss mitigation options were discussed.  On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, the missing modification documents were discussed.  On XX/XX/XXXX, the homeowner discussed a possible repayment plan due to XXX damage to the property.   On XX/XX/XXXX, a payment for $X.XX was made.  On XX/XX/XXXX, the borrower stated that plans to make XX payments until XXX to reinstate the loan.  A written cease and desist letter was received on XX/XX/XXXX.  On XX/XX/XXXX the customer requested a XX-month repayment plan.  On XX/XX/XXXX, the agent confirmed that a repayment plan had been approved for XX months in the amount of $X.XX from XX/XXXX to XX/XXXX.  The first payment for $X.XX was scheduled.  The homeowner opted out of the modification process.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The property sustained XXX and XXX damage per notes dated XX/XX/XXXX,  However, the homeowner stated that no claim had been filed. On XX/XX/XXXX, the homeowner discussed the XXX damage.  There is no evidence any repairs were made.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	07/24/2025
297343104	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to set up two trial payments. On XX/XX/XXXX, the borrower called in to verify payment pending for XXX. On XX/XX/XXXX, the borrower called in to verify payment was made. On XX/XX/XXXX, the borrower called in to make a payment. On XX/XX/XXXX, the borrower called in regarding final modification. On XX/XX/XXXX, the borrower called in to go over final modification terms. On XX/XX/XXXX, the borrower called in to confirm signatures needed on trial modification. Loan modification was booked on XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to verify next due date. On XX/XX/XXXX, the borrower called in to go over account details. On XX/XX/XXXX, the borrower called in to verify loan is in good standing. On XX/XX/XXXX, the borrower called in to make a payment. On XX/XX/XXXX, the borrower called in to verify loan status. There was no further borrower contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	07/15/2025
297342876	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX and stated is unemployed and will make payment on XX/XX/XXXX.Borrower called XX/XX/XXXX to discuss XXX damage to property. Borrower stated will be filing claim but no evidence claim was filed or damages repaired. Borrower called XX/XX/XXXX and scheduled payment for XX/XX/XXXX. Borrower called XX/XX/XXXX and scheduled payment for XX/XX/XXXX. Borrower called XX/XX/XXXXand scheduled payment for XX/XX/XXXX.Borrower called XX/XX/XXXX to make payment. Servicer advised of new payment amount starting XX/XX/XXXX. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damage to property noted on XX/XX/XXXX. No evidence claim was filed or damages repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	07/31/2025
297342671	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the spouse advised that the borrower is deceased and wanted to make a payment.  The agent provided various payment methods.  On XX/XX/XXXX, the third-party plans to make a payment of $X.XX via XXX today.  On XX/XX/XXXX, the surviving spouse asked about making payments through XXX.  There was no additional contact.  The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Commentary dated XX/XX/XXXX reflects a discharged bankruptcy case; but no further details were indicated.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/05/2025
297344196	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/10/2025
297343763	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to advise that they will mail the payment on the XX of the month. The borrower made a payment on XX/XX/XXXX. On XX/XX/XXXX, the borrower called in about an insurance claim. Contact on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX was regarding the insurance claim. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments on XX/XX/XXXX indicate that the borrower has been discharged through bankruptcy; however, no further details were provided.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Insurance funds in the amount of $X.XX were received on XX/XX/XXXX for XXX damage to the XXX and property on XX/XX/XXXX.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/09/2025
297343776	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower stated they were experiencing a curtailment of income and made a promise to pay. On XX/XX/XXXX, the borrower had a modification related inquiry. On XX/XX/XXXX, the borrower requested the loan’s reinstatement amount. On XX/XX/XXXX, the borrower requested the loan’s reinstatement amount. On XX/XX/XXXX, the borrower requested the loan’s reinstatement amount. On XX/XX/XXXX, the borrower set up a reinstatement payment. On XX/XX/XXXX, the borrower stated their hardship has been resolved. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower stated they sent a reinstatement check. On XX/XX/XXXX, the borrower had an account related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, the borrower reported XXX damage to the subject property, due to a natural disaster. There is no evidence that a loss draft claim was filed or that repairs were 100% completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/10/2025
297343544	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called to update the privacy elections. On XX/XX/XXXX the borrower called to discuss the account. The agent advised that the account is in litigation. The borrower made a promise to pay. On XX/XX/XXXX code XX was removed from the account. There has been no further communication with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/09/2025
297343545	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in to make a payment and stated filed a claim for XXX damages. On XX/XX/XXXX the borrower called in for insurance claim check process. On XX/XX/XXXX the borrower called in for mailing address for claim check. There was no further borrower contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  There was a endorsed and release claim for $X.XX for unknown cause was noted on XX/XX/XXXX There is no indication of damages repaired. Claim was closed on XX/XX/XXXX.  The damage repair amount is estimated at $32,766.X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/10/2025
297343771	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, authorized third party made a payment in the amount of $X.XX. They stated that they sent over the death certificate for the borrower and that the borrower transferred the property to a trust, where they are the sole beneficiary. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297343116	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX - XX/XX/XXXX the borrower called to discuss a Repayment Plan. Approved plan from XX/XXXX-XX/XXXX. On XX/XX/XXXX Borrower called to discuss a modification and made a payment.  On XX/XX/XXXX the borrower called and made a payment. On XX/XX/XXXX the borrower called and made a payment and promised another. On XX/XX/XXXX the borrower called to dispute a property inspection fee of $X.XX. The dispute was resolved on XX/XX/XXXX. No further contact noted with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/10/2025
297343986	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the servicer reached out to the borrower for the property intentions due to the discharged bankruptcy case. The borrower advised they are making the payments and hung up. On XX/XX/XXXX the borrower scheduled a payment for XX/XX and XX/XX. On XX/XX/XXXX, the borrower advised they made a payment on XX/XX. On XX/XX/XXXX, the borrower advised they could not make the XXX payment at that time. On XX/XX/XXXX, the borrower called to schedule a payment for XX/XX and XX/XX. On XX/XX/XXXX, the borrower called to cancel a payment scheduled for XX/XX. On XX/XX/XXXX, the borrower called to make a payment. On XX/XX/XXXX, the borrower called to schedule a payment and said they intended on keeping the property. The borrower stated they were receiving calls despite the bankruptcy discharge being entered a long time ago. On XX/XX/XXXX, the borrower advised the property was owner occupied and scheduled a payment. The borrower declined loss mitigation options. On XX/XX/XXXX, the borrower called to schedule a payment. On XX/XX/XXXX, the borrower called to schedule the XXX payment on XX/XX/XXXX. On XX/XX/XXXX, the borrower called to schedule payments for XX/XX and XX/XX. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The discharge date and case details were not provided.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	07/19/2025
297343325	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower stated they needed to file an insurance claim due to XXX and XXX damage. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower made a promise to pay. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, the borrower stated they needed to file an insurance claim due to XXX and XXX damage from a recent natural disaster. As of the review date, the status of the loss draft claim and the repairs is unknown.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/10/2025
297343319	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX to discuss property taxes and stated will make payment by XX/XX/XXXX. Borrower called XX/XX/XXXX to discuss payment. Servicer advised of new payment amount for XXX. Borrower called XX/XX/XXXX regarding bankruptcy reaffirmation. Borrower called XX/XX/XXXX regarding new insurance policy. Borrower called XX/XX/XXXX regarding XXX tax form and new insurance policy. Borrower called XX/XX/XXXX regarding XXX tax statement. Borrower called XX/XX/XXXX to make payment and discussed bankruptcy status. Borrower called XX/XX/XXXX to discuss recent escrow analysis. Borrower called XX/XX/XXXX regarding escrow shortage. Servicer discussed potential tax exemption. Borrower called XX/XX/XXXX and XX/XX/XXXX regarding property taxes. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX regarding property taxes. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX regarding homeowners insurance payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX regarding late fee on account. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297342888	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the authorized third party called in and requested loss mitigation assistance, on XX/XX/XXXX the borrower was called and told of documents needed for modification review. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX the authorized third party called in to go over document needed for review. On XX/XX/XXXX the borrower was called and told loan is with underwriter for review, On XX/XX/XXXX the borrower was called for update on review. On XX/XX/XXXX the authorized third party called in and was told loan was pending decision On XX/XX/XXXX the borrower called in and stated will be calling back to make payments. On XX/XX/XXXX the authorized third party called in to make a payment. On XX/XX/XXXX the borrower was called for payment, the authorized third party stated they could not make payment at this time. On XX/XX/XXXX the authorized third party called in to reapply for modification. On XX/XX/XXXX the borrower was called and informed of denial, on XX/XX/XXXX the authorized third party called in to make one payment. On XX/XX/XXXX the authorized third party called in regarding demand letter and repayment plan option. On XX/XX/XXXX the borrower called in to make a payment to cure loan. There was no further borrower contact made. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/11/2025
297344209	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower’s family member informed the Servicer of the borrower’s death and inquired about the assumption process. There is no further contact noted. The loan is current and performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297343118	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, n XX/XX/XXXX the borrower called in to make a payment, On XX/XX/XXXX the borrower called in to make a payment for XX/XX/XXXX. On XX/XX/XXXX the borrower was called to make a payment and stated will call back later in the month to make a payment. On XX/XX/XXXX the borrower called in to inform will be making payment for XXX in XXX. On XX/XX/XXXX the borrower was called and stated will be bring loan current in XXX. On XX/XX/XXXX the borrower was called for payment and stated will be curing loan in XXX. On XX/XX/XXXX and XX/XX/XXXX the borrower called in to make payment. On XX/XX/XXXX the borrower was called for payment and stated will make payment before the end of the month. On XX/XX/XXXX the borrower called in make a payment. On XX/XX/XXXX the borrower called in to make a payment for XX/XX/XXXX. On XX/XX/XXXX the borrower was called for payment and stated will make payment by the end of the month. On XX/XX/XXXX the borrower called in to make a payment. There was no further borrower contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/08/2025
297343992	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in and stated the secondary borrower passed away four years ago, the borrower was told to send in death certificate. The borrower also request statement for XX/XXXX. There was no further borrower contact made with borrower during review period.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	07/31/2025
297342687	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[2] Occupancy - Tenant Occupied

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX, borrower called and stated RFD: Death of Principal Mortgagor. The borrower stated is calling to make the XXX and XXX payment. The borrower also declined a Repayment Plan and said will be making the XXX payment by XX/XX/XXXX. The agent discussed Credit Counseling and the workout options. On XX/XX/XXXX, an outbound call spoke to the borrower regarding hardship. The borrower stated the Tenants are not paying the rent and agent discussed workout options with borrower. On XX/XX/XXXX, the borrower called and started discussing the workout options with the agent two weeks ago and was still waiting for the hardship application. The agent advised can email documents and confirm with the borrower that Mod is under review. On XX/XX/XXXX, the borrower called and stated did not receive documents. On XX/XX/XXXX, the agent call and spoke to the borrower and went over payments with the borrower. The borrower stated property is XX units and rent are not enough to cover mortgage; the taxes went up. The borrower also stated unable to submit documents through Website. The agent provided amount due and advised Demand letter expired on XX/XX/XXXX. The borrower stated will make XX payments next month. On XX/XX/XXXX, the agent called and spoke to the borrower who stated will try to make payment on XX/XX/XXXX. On XX/XX/XXXX, the agent called and spoke to borrower who said spoke to someone to bring account current for $X.XX, due XX/XX/XXXX, payment method was declined. On XX/XX/XXXX, called and spoke to the borrower. to update the borrower on their account status, noting a payment received on XX/XX/XXXX, for the period ending XX/XX/XXXX, which included the regular monthly payment and outstanding fees. The agent schedule a payment for $X.XX, for XX/XX/XXXX. There was no additional contact with the borrower during the review period. Loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/10/2025
297343994	XXXX	XXXX	XXXX	3
[3] There is evidence of property damage.

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower had an inquiry about their loss draft check. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower had a loss draft inquiry. There was no further contact noted. The loan is current and performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A loss draft claim was filed, due to XXX damage, on XX/XX/XXXX. The claim was classified as non-monitored on XX/XX/XXXX and funds have been released on XX/XX/XXXX. As of the review date, there is no indication that repairs are 100% completed.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	06/28/2025
297342893	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled XX payments. On XX/XX/XXXX, the borrower needed to cancel their most recent payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower stated they had to pay out of pocket to repair their XXX. On XX/XX/XXXX, the borrower inquired about partial payments. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, the borrower stated the subject property had XXX damage; the borrower did not file an insurance claim but paid of out pocket for the repairs. As of the review date, there is no indication that repairs are 100% completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/12/2025
297344213	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in for assistance with the online account. The borrower made payments by phone on XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower was notified that the payment was increased because the insurance premium went up. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297343122	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in about property damage and insurance claim. On XX/XX/XXXX, the borrower called in about the XXX clean up. On XX/XX/XXXX, the borrower promised to make a payment. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Insurance funds in the amount of $X.XX were received on XX/XX/XXXX for XXX damage to the property on XX/XX/XXXX. Comments on XX/XX/XXXX indicate that there were also XXX in the XXX, and XXX. The claim was classified as Stamp & Go and the check was endorsed and released to the borrower on XX/XX/XXXX and the claim was closed. No further details were provided and there is no evidence of completed repairs.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297343123	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No Contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to schedule a payment of $X.XX, effective XX/XX/XXXX. On XX/XX/XXXX, the borrower called to schedule a payment for $X.XX. On XX/XX/XXXX, the borrower called to request refund of payment made on XX/XX/XXXX. On XX/XX/XXXX, the borrower called to request address to send documents. On XX/XX/XXXX, the borrower called to verify if Death Certificate was received. The agent advised was received, only one name on account. On XX/XX/XXXX, the borrower called and stated received correspondence stating have not received spouse Death Certificate and it was sent in XXX. The agent apologized was received and on file. On XX/XX/XXXX, The borrower called spouse Death Certificate was sent, but name is not on the loan. Servicer is requesting Death Certificate of the only person on the account. There was no additional contact with the borrower during the review period. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297343124	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower’s family member stated that the borrower is deceased and inquired how to gain authorization on the account. There was no further contact noted. The loan is current and performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/11/2025
297344689	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. One of the borrowers is deceased. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to verify amount due. On XX/XX/XXXX borrower stated will make payment on XX/XX/XXXX and declined assistance. Borrower called XX/XX/XXXX to make payment. On XX/XX/XXXX borrower stated will make payment by XX/XX/XXXX. There was no further contact with borrower. Loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/12/2025
297343561	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX regarding fees on account. Borrower called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX regarding returned payment. Servicer called XX/XX/XXXX regarding payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX and requested payoff on account. Borrower called XX/XX/XXXX to make payment. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/12/2025
297343381	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted between XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower inquired about the status of their final inspection. On XX/XX/XXXX, the borrower scheduled a payment and inquired about their claim check. On XX/XX/XXXX, the borrower stated they were in a dispute with their insurance company due to missing insurance draft funds. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had a payment inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: A loss draft claim was filed, due to XXX damage, on XX/XX/XXXX. The final inspection was received, confirming repairs were over XX% completed. on XX/XX/XXXX.
							07/31/2025	08/06/2025
297344002	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX and noted reason for delinquency as death of family member. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297344007	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no contact with borrower and no attempts to contact borrower. Borrower is deceased. Unauthorized third party called on XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX to make payments. Loan is performing.
							07/31/2025	08/07/2025
297343824	XXXX	XXXX	XXXX	2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower needed to reschedule their payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower called in to speak with the Bankruptcy department. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had a Bankruptcy related inquiry. On XX/XX/XXXX, the borrower made a payment. There was no further contact noted. The loan is performing and in active Bankruptcy.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297342712	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in regarding new insurance claim. The servicer explained process. On XX/XX/XXXX the borrower called in regarding funds disbursement and was told of monitored claim process. On XX/XX/XXXX the borrower called in regarding funds of claim and was told an inspection is needed to release funds. On XX/XX/XXXX the authorized third party called in for documents needed to release funds of claim. On XX/XX/XXXX the authorized third party called in for status of final draw and was told it was requested. There was no further borrower contact made. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/08/2025
297344472	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called for assistance options on account. Borrower called XX/XX/XXXX to discuss modification. Servicer advised of documents still needed. Borrower called XX/XX/XXXX to get reinstatement quote. Borrower called XX/XX/XXXX to confirm reinstatement amount. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/11/2025
297344010	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called to make two payments. On XX/XX/XXXX the borrower called to make a payment and stated that they will try to catch up on the late fees. On XX/XX/XXXX the borrower called to make a payment and stated that the reason for default was due to being ill. On XX/XX/XXXX the borrower stated that the reason for default was due to excessive obligations. A payment was taken by phone. On XX/XX/XXXX the borrower stated that the reason for default was due to being ill. The borrower made a promise to pay, and a repayment plan was discussed.  On XX/XX/XXXX the borrower called to request assistance with logging into the web portal. On XX/XX/XXXX the borrower called to report a new claim for XXX damage that occurred on XX/XX/XXXX. On XX/XX/XXXX the borrower processed a new payment for XXX and XXX. On XX/XX/XXXX the borrower requested that the overage be disbursed. They are receiving notices of violations from the State. There was a court hearing on XX/XX/XXXX and the borrower's need to start the repairs on or before XX/XX/XXXX. On XX/XX/XXXX an agent informed the borrower that additional claim documents were needed. On XX/XX/XXXX the borrower called to check on the status of the claim draw. The agent advised that a draw in the amount of $X.XX was requested and is pending approval. On XX/XX/XXXX the borrower stated that the claim check in the amount of $X.XX was mailed to the wrong address. XXX was contacted via virtual assistance to update the address. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower filed a claim for XXX damage that occurred on XX/XX/XXXX. The claim was classified as monitored.  A claim check was received in the amount of $X.XX on XX/XX/XXXX. On XX/XX/XXXX the borrower stated that the claim draw in the amount of $X.XX was mailed to the wrong address. XXX was contacted via virtual assistance to update the address. The repairs have started and a final inspection is required.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/07/2025
297343139	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[2] Evidence of deceased borrower(s).

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they made a payment and stated they have been ill. Contact with the borrower on XX/XX/XXXX and they made a payment and wanted to know how the escrow works. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX and attempts were made to contact them. Contact with the borrower on XX/XX/XXXX and they made a payment. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the customer on XX/XX/XXXX and they stated their spouse the borrower passed away on XX/XX/XXXX. The customer stated they will send in the death certificate and complete the XXX and send it in. No further contact with the borrower.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/11/2025
297344474	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX for assistance options on account; son passed away and he usually makes payment. Contact from XX/XX/XXXX to XX/XX/XXXX was regarding deferment review. Servicer called XX/XX/XXXX and advised deferral was denied and can apply for modification. Borrower called XX/XX/XXXX to go over account and reinstatement amount. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX regarding payment increase. Borrower called XX/XX/XXXX regarding assumption options on account. Borrower called XX/XX/XXXX to see how to name beneficiary on account. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297344475	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower made payments for XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed payments and was advised of payment missing. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX for XX/XX/XXXX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/08/2025
297344490	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower stated they were experiencing excessive obligations. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower stated the subject property had XXX damage. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower had an account related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, the borrower stated the subject property was damaged by a XXX but they would not be filing an insurance claim. As of the review date, there is no indication that repairs are 100% completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/08/2025
297344708	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower noted that they would make a payment on XX/XX/XXXX and hung up. On XX/XX/XXXX, the borrower processed a payment and noted cut in their hours at work. On XX/XX/XXXX, the borrower discussed funds in suspense and noted that they would call back for the payment. Borrower noted that they were in and out of the hospital. On XX/XX/XXXX, the borrower was advised of loan being due for XXX. Borrower noted that they could not talk right now. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower stated that they are waiting on pay checks. On XX/XX/XXXX, the borrower processed a payment. On XX/XX/XXXX, the borrower scheduled payments for XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower stated that they would send a payment once social security is received. On XX/XX/XXXX, the borrower made a payment and noted reason for delinquency as illness of borrower. On XX/XX/XXXX, the borrower scheduled a payment for XX/XX/XXXX.On XX/XX/XXXX, the borrower scheduled payment for XX/XX/XXXX and noted that spouse has been in and out of the hospital. On XX/XX/XXXX, the borrower scheduled payment for XX/XX/XXXX and noted reason for delinquency as curtailment of income. On XX/XX/XXXX, the borrower scheduled payment for XX/XX/XXXX. On XX/XX/XXXX, the borrower promised to pay by XX/XX/XXXX. On XX/XX/XXXX, the borrower scheduled payment for XX/XX/XXXX. On XX/XX/XXXX, the borrower noted recent job change and a company acquisition and made a promise to pay by XX/XX/XXXX. On XX/XX/XXXX, the borrower stated that they already made payment arrangements. On XX/XX/XXXX, the borrower discussed corporate advance fee and was advised of it being an inspection fee. On XX/XX/XXXX, the borrower inquired on inspection fee and stated that someone was taking pictures. Advised the borrower that no requests were recently made and suggested to the borrower that they report the incident to the police. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/09/2025
297344710	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. Servicer advised cannot accept partial payment and offered assistance options. Borrower called XX/XX/XXXX regarding reinstatement. Borrower called XX/XX/XXXX regarding repayment plan. Borrower called XX/XX/XXXX for reinstatement information. Borrower called XX/XX/XXXX to schedule payment. Repayment plan was approved XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX regarding new insurance claim. Borrower called XX/XX/XXXX regarding insurance claim check. Claim filed for XXX damage, date of loss XX/XX/XXXX. Claim is non-monitored. Claim funds received XX/XX/XXXX in the amount of $X.XX and released to borrower on XX/XX/XXXX. Claim funds received XX/XX/XXXX in the amount of $X.XX and released to borrower on XX/XX/XXXX. No evidence of work order or final inspection to verify repairs completed. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Claim filed for XXX damage, date of loss XX/XX/XXXX. Claim is non-monitored. Claim funds received XX/XX/XXXX in the amount of $X.XX and released to borrower on XX/XX/XXXX. Claim funds received XX/XX/XXXX in the amount of $X.XX and released to borrower on XX/XX/XXXX. No evidence of work order or final inspection to verify repairs completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/11/2025
297344934	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower noted that spouse passed away yesterday and looking for longer workout options. On XX/XX/XXXX, borrower was advised of loan being due for XX months and provided total amount due. Borrower inquired on forbearance and advised them of it not being an option. On XX/XX/XXXX, the borrower discussed past due amount and scheduled a payment for the amount due. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/11/2025
297344935	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called on XX/XX/XXXX to make payment. Servicer called XX/XX/XXXX for payment arrangements. Borrower stated was not able to make payment but does not need assistance. Borrower called XX/XX/XXXX to make payment and declined assistance. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX and stated will make payment on XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment and declined assistance options. Borrower called XX/XX/XXXX to confirm amount due. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX and scheduled payment for XX/XX/XXXX. Borrower called XX/XX/XXXX regarding insurance claim. Servicer went over claim process. Claim filed for XXX damage, date of loss XX/XX/XXXX. Claim funds received XX/XX/XXXX in the amount of $X.XX and released to borrower on XX/XX/XXXX. No evidence of work order or final inspection to verify repairs are completed. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX regarding insurance claim. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Claim filed for XXX damage, date of loss XX/XX/XXXX. Claim is non-monitored. Claim funds received XX/XX/XXXX in the amount of $X.XX and released to borrower on XX/XX/XXXX. No evidence of work order or final inspection to verify repairs are completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297343147	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the agent call and spoke to the borrower who stated taxes were paid. The borrower stated was not to be paying any tax. The agent’s last payment date was provided open a case to see   about taxes $X.XX is what the borrower is paying. On XX/XX/XXXX, the agent called and spoke to the borrower who is refusing to pay escrow and will only pay the P&I portion of $X.XX, currently XX days past due. The agent opened an escrow validation case to review. On XX/XX/XXXX, called and spoke to the borrower who said is not going to pay any escrow on the account and refuse to discuss the account. On XX/XX/XXXX, the agent called and spoke to the borrower who stated already paid the property taxes in full. On XX/XX/XXXX, the borrower called regarding tax being added to escrow. The borrower stated missed a tax payment during the period due to spouse being critically ill. Subsequently, the account had tax added back to escrow account. Review of prior servicer escrow statements appear to indicate that loan has been escrowed for tax since at least XXXX-XXXX. The agent advised that distribution for tax was last made in XX/XXXX. The borrower stated makes tax payment and has not received a refund for overpayment of tax from the local tax authority. The agent advise does not see funds coming back to the escrow account. On XX/XX/XXXX, the agent called and spoke to the borrower regarding collecting taxes. Th borrower advised has a dispute going on due to claiming paid XXXX and XXXX taxes. On XX/XX/XXXX, the agent called and spoke to the borrower who said they just mailed out the payment. On XX/XX/XXXX, the borrower stated mailed payment on XX/XX and already paid the taxes. The agent advised needs something from County stating taxes paid. On XX/XX/XXXX, the agent called and spoke with the borrower who stated taxes should be removed from escrow due to paying taxes for the year. On XX/XX/XXXX, Agent spoke to borrower who said was dissatisfied about having to go over taxes. Borrower claims account is not current as escrow was not supposed to be added to account. Since XX/XX/XXXX borrower experienced hardship due to inflation and reduction of work demand. Hardship is now resolved. There is no monthly income loss currently. Loss Mitigation options and payment method declined.  On XX/XX/XXXX, the agent spoke to the borrower who claim account is not current as escrow was not supposed to be added to account. On XX/XX/XXXX the agent called and spoke to borrower who said account shouldn’t be escrowed.  On XX/XX/XXXX, spoke to the borrower who promised to pay $X.XX, by XX/XX/XXXX. On XX/XX/XXXX, call and spoke to borrower who is upset that the account has not been updated to P&I only. On XX/XX/XXXX, Spoke to borrower who refused to pay escrow, sending short payment. On XX/XX/XXXX, The borrower is calling to discuss their mortgage payment. They are currently short on funds and will be able to make the principal and interest payment of $X.XX, by the end of the week or middle of next week. The Borrower is frustrated because they were told they could pay their own property taxes, but the company is still requiring them to pay escrow. The agent explains that the escrow is still in place because the borrower has been XX days late on their payment. The borrower is adamant that they will only pay the Principal and Interest and will continue to do so until the Mortgage is paid off, regardless of the impact on their credit score. The agent notes the customers preferences and will follow up next month. On XX/XX/XXXX, The borrower called and promised to pay $X.XX, by XX/XX/XXXX, get paid when job is completed. The agent provided the borrower with an email address for the tax department to send proof of payment. The agent also explained that a refund of $X.XX was sent to the borrower in XX/XXXX due to overpayment in the escrow account. The borrower also questioned why was charged for the XXXX taxes, as had already paid them. The agent explained that the payment was short because the borrower was only paying the Principal and Interest, not the full amount due. The agent promised to help resolve the issue once the tax department receives the proof of payment.  On XX/XX/XXXX, The agent call and spoke to the borrower who promised to pay $X.XX by XX/XX/XXXX. On XX/XX/XXXX, The agent called to inform the customer about an outstanding balance of $X.XX due to an escrow payment issue. The borrower explained that they have been paying their property taxes directly and are not sending any money to the escrow account. The customer expressed frustration with the company handling of escrow payments, stating that they have been sending proof of payment for over XX years and have spoken to the research team multiple times. The borrower threatened to seek legal representation if the issue is not resolved. The agent acknowledged the borrower’s concerns and noted the issue in the system.   On XX/XX/XXXX, The agent contacted the primary account holder regarding a payment. The borrower stated that the XXX payment was sent via mail on XXX and should be moving today, accounting for the XXX holiday. The XXX payment was sent last week. The borrower cited lack of work as the reason for the delayed payment and expressed a need to return to work to earn money for the next payment.  On XX/XX/XXXX, the agent called to discuss the account status. On XX/XX/XXXX, the borrower called to discuss mortgage payment, and the borrower was concerned about a Demand letter they received. On XX/XX/XXXX the agent called to discuss the XXX payment. On XX/XX/XXXX, the agent call to inquire about a past due payment of $X.XX, which includes a late fee. The borrower stated payment will be sent in the next few days. There was no additional contact with the borrower during the review period. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/05/2025
297343162	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no borrower or authorized third party contact made during review period. Borrower is deceased. Unauthorized party has called to discuss account and confirm documents to send in. Third party was authorized on account on XX/XX/XXXX, but no contact was made after authorization. Loan is performing.
							07/31/2025	08/06/2025
297343777	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower on XX/XX/XXXX and they stated can pay $X.XX now and will pay extra when they can have to pay for their medicine due to medical issues. Contact with the borrower on XX/XX/XXXX and discussed deferral and grace period. The customer wanted to have amount in suspense moved to escrow after deferral is completed. Contact with the customer on XX/XX/XXXX and they stated XXX has not hit but they may have to evacuate. Contact with the borrower on XX/XX/XXXX and they indicated insurance premium has not been received. Contact with the borrower on XX/XX/XXXX and they needed number for Hazard Insurance. Contact with the borrower on XX/XX/XXXX and they were inquiring on their insurance payment and they were transferred to the insurance department. Contact with the borrower on XX/XX/XXXX and they were inquiring on their claim. The customer had XXX and XXX damage to the property and they waiting on the adjuster. Contact with the borrower on XX/XX/XXXX and they were inquiring about getting the claim check endorsed. Contact with the borrower on XX/XX/XXXX and they called to get next steps for their claim. Contact with the borrower on XX/XX/XXXX and they were informed they were given an advance to begin repairs on the property. Contact with the borrower and they stated will send in documentation showing the check was an advance payment. The borrower was informed once receive the exception will need to be resubmitted. Contact with the borrower on XX/XX/XXXX and they were informed of the missing documents. The customer stated they thought the insurance company was sending it. The customer asked if we could contact the insurance company. Contact with the borrower on XX/XX/XXXX and they stated they will pay at the end of the month. Contact with the borrower on XX/XX/XXXX and they set up a payment for XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they set up a payment. Contact with the borrower on XX/XX/XXXX and they stated will be sending in an additional claim check. Contact with the borrower on XX/XX/XXXX and they stated they usually make the payment on the XX or XX. The customer was advised to make a payment before XX. The customer stated had damage to their property from XXX and they were informed of the hardship application. Contact with the borrower on XX/XX/XXXX and they were informed of the past due payment. The customer stated it was due to repairs to their property and damage. The customer was offered assistance. Contact with the customer on XX/XX/XXXX and they stated payment is late due to property damage and repairs. The customer stated they will send the additional payment from the insurance company. Contact with the borrower on XX/XX/XXXX and they were inquiring on the claim payment and they were informed it is still being processed. Contact with the borrower on XX/XX/XXXX and they stated contractor needs XX% of funds to start work. The borrower followed up on XX/XX/XXXX and they stated sent in the documentation and additional draw is on the way to them. Contact with the borrower on XX/XX/XXXX and they stated will make a payment at the end of the month. The customer stated saving money for additional housing while repairs are being made to their home. Contact with the borrower on XX/XX/XXXX and they stated renting home while repairs are made to their property. Contact with the borrower on XX/XX/XXXX and they stated will make payment at the end of the month they are still having repairs are being made to their property. Contact with the borrower on XX/XX/XXXX and they stated will make a payment on XX/XX. Contact with the borrower on XX/XX/XXXX and they were informed need inspection and they stated not ready due to slow repairs. Contact with the borrower on XX/XX/XXXX and they stated still renting property and having to make XX payments while repairs are being made on their home.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A loss draft claim was filed, due to damages to the property, from XXX. including XXX and XXX damage. Repairs are still being made to the property. As of the review date, there is no indication that repairs are 100% completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/08/2025
297343806	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower scheduled payment for XX/XX/XXXX and noted death in the family. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/11/2025
297343809	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in to set up a promise to pay for XX/XX/XXXX. On XX/XX/XXXX the borrower called in to make a partial payment. On XX/XX/XXXX the borrower called in to make a payment and set up another partial payment on XX/XX/XXXX. On XX/XX/XXXX the borrower called in to set up payment for XX/XX/XXXX. On XX/XX/XXXX the borrower called in regarding returned payment. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in to verify account was current. On XX/XX/XXXX the borrower called in to make a payment. ON XX/XX/XXXX the borrower called in to make a partial payment and stated will bring loan current in XX/XXXX. On XX/XX/XXXX the borrower called in regarding payment issue on account. On XX/XX/XXXX the borrower called in to make a payment for payment that returned. On XX/XX/XXXX the borrower called in to make a payment and clarification on breakdown of payment. On XX/XX/XXXX the borrower called in to confirm loan is current. On XX/XX/XXXX the borrower called in regarding insurance coverage and letter received. On XX/XX/XXXX the borrower called in regarding insurance claim and was told to allow time to review documents sent. On XX/XX/XXXX the borrower called in regarding past due amount and stated they cannot bring loan current at this time. On XX/XX/XXXX the borrower called in to set up partial payment for XX/XX/XXXX On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX and XX/XX/XXXX the borrower called in to make a partial payment.. On XX/XX/XXXX the borrower called in to make a payment.  On XX/XX/XXXX the borrower called in regarding credit report and next payment du. On XX/XX/XXXX the borrower called in to make a payment.There was no furthe borrower contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	07/23/2025
297343362	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called to request a letter stating that they are on a repayment plan. On XX/XX/XXXX a credit reporting dispute was received and resolved. On XX/XX/XXXX the borrower wanted to know why the account is reporting as delinquent. The agent provided the total amount due and went over the active plan. On XX/XX/XXXX the borrower wanted to file a complaint against a representative stating that they were rude. On XX/XX/XXXX an agent went over the total amount due and the repayment plan terms with the borrower. The borrower had questions regarding the property inspections. On XX/XX/XXXX the borrower declined to make a repayment plan payment and will call back when they have funds. On XX/XX/XXXX the borrower made a promise to bring the loan current in XXX. On XX/XX/XXXX the borrower requested a call back from the single point of contact. The borrower stated that they made a payment last XXX and they will bring the loan current once they obtain a college loan for their family member.  On XX/XX/XXXX the borrower called to reinstate the loan. On XX/XX/XXXX the borrower requested that a copy of the payment history be sent to them via email. On XX/XX/XXXX the borrower made a promise to pay by XX/XX/XXXX via the web. There has been no further communication with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/07/2025
297342718	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  From XX/XX/XXXX through XX/XX/XXXX, there was no contact between the parties. On XX/XX/XXXX the agent called the borrower for payment, and the borrower accepted a promise to pay $X.XX by XX/XX. Borrower advised the reason for delinquency was because they were impacted by the natural disaster. The borrower confirmed the property was owner-occupied. On XX/XX/XXXX the borrower called to make the XXX payment for $X.XX. No other contact occurred during the review period. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/10/2025
297344479	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, borrower called to discuss repayment plan. On XX/XX/XXXX, servicer called to collect payment and customer promised to pay, citing XXX damage. On XX/XX/XXXX, borrower called to discuss insurance check. On XX/XX/XXXX, customer called to discuss a payment plan. On XX/XX/XXXX and XX/XX/XXXX, borrower called to discuss insurance claim. On XX/XX/XXXX, customer called to make a payment. On XX/XX/XXXX customer called to obtain insurance carrier details. On XX/XX/XXXX, agent called to collect payment, and customer promised to pay by the XX. On XX/XX/XXXX, agent called to inform borrower of upcoming payment increase. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, and XX/XX/XXXX, borrower called to discuss escrow increase and obtaining a new insurance carrier. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, borrower called to inquire about payment increase due to escrow. On XX/XX/XXXX, borrower called regarding insurance refund. On XX/XX/XXXX, borrower called to discuss their insurance policy. On XX/XX/XXXX, borrower called to ask about inspector taking photos of their home. On XX/XX/XXXX, borrower called to obtain total amount due with breakdown. Borrower also wanted instructions on how to deposit an escrow only check. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, borrower reported XXX and XXX/XXX damage in XXX and claim was filed. On XX/XX/XXXX, and insurance check was issued for a new monitored claim. No evidence of prior claim being paid or closed. On XX/XX/XXXX, a check for $X.XX was endorsed. On XX/XX/XXXX, there was a draw for $X.XX. No subsequent evidence of claim being closed or repairs being completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/09/2025
297344027	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[2] Occupancy - Tenant Occupied

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, servicer called to collect payment, and borrower promised to pay. On XX/XX/XXXX, servicer called to collect payment and borrower promised to pay the following day. On XX/XX/XXXX, borrower called to schedule payment. On XX/XX/XXXX, servicer called to collect payment, and borrower promised to pay by end of week. On XX/XX/XXXX, borrower called to request late fee waiver, and agent advised it was already waived. On XX/XX/XXXX, servicer called to collect payment and borrower scheduled a payment. On XX/XX/XXXX, borrower called to discuss assumption process so they can transfer the mortgage to daughter. On XX/XX/XXXX, servicer called to collect payment and borrower promised to pay. On XX/XX/XXXX, successor in interest/daughter called regarding assumption process and advised that they are living at the property. Agent informed them of documents needed for deceased borrower. No further contact evident.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	07/28/2025
297344713	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower is deceased and authorized third party makes payments. Authorized third party called XX/XX/XXXX to get reinstatement amount. Authorized third party called XX/XX/XXXX for assistance options on account. Authorized third party called XX/XX/XXXX to go over payment history. Authorized third party called XX/XX/XXXX for reinstatement amount. Authorized third party called XX/XX/XXXX regarding escrow shortage and payment amount. Authorized third party called XX/XX/XXXX and stated will send reinstatement wire by XX/XX/XXXX. Authorized third party called XX/XX/XXXX to confirm reinstatement amount was posted to account. Authorized third party called XX/XX/XXXX and stated payment will be sent XX/XX/XXXX. Authorized third party called XX/XX/XXXX to make payment. Authorized third party called XX/XX/XXXX to confirm account status and payment amount. Authorized third party called XX/XX/XXXX regarding letter from servicer. Authorized third party called XX/XX/XXXX regarding insurance on account. Authorized third party called XX/XX/XXXX regarding new bank information for payments. Borrower called XX/XX/XXXX regarding new bank information. Authorized third party called XX/XX/XXXX and XX/XX/XXXX. regarding property taxes and made payment. Authorized third party called XX/XX/XXXX for assistance with online account. There has been no further contact with borrower. Loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	07/22/2025
297344714	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower stated that a XXX passed through, causing damage to the subject property, and they needed to file an insurance claim. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower stated they were experiencing excessive obligations and made a promise to pay. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower needed assistance making a payment. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, the borrower stated that a XXX passed through, causing damage to the subject property's XXX, XXX, and XXX. The borrower stated their intention to file a loss draft claim. As of the review date, the status of the loss draft claim and repairs is unknown.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/09/2025
297343153	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX on XX/XX/XXXX the borrower called in to make a payment for XX/XX/XXXX. On XX/XX/XXXX the borrower called in to set up payment for XX/XX/XXXX. On XX/XX/XXXX the borrower was called for payment and scheduled promise to pay for XX/XX/XXXX.On XX/XX/XXXX the borrower called in to set up payment on XX/XX/XXXX. On XX/XX/XXXX the borrower called in to make a payment for XX/XX/XXXX, on XX/XX/XXXX the borrower called in to make a payment for XX/XX/XXXX. On XX/XX/XXXX the borrower called in to make XX payments for XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX the borrower called in to go over payments made and loan status. On XX/XX/XXXX the borrower called in to make a payment, on XX/XX/XXXX the borrower called in to verify payment  for XXX. On XX/XX/XXXX the borrower called in to make a payment to bring loan current, on XX/XX/XXXX the borrower called in to make a payment. There was no further borrower contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/11/2025
297343179	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the homeowner plans to keep the property and will make voluntary payments.  On XX/XX/XXXX, the borrower reported the XXX damaged the XXX and discussed workout options.  No insurance claim had been filed for the XXX.  On XX/XX/XXXX, the customer agreed to defer the month of XX/XX/XXXX and is aware that the escrow portion will not be included.  On XX/XX/XXXX, the homeowner wanted to know the loan terms and payment amount.  A deferment was processed on XX/XX/XXXX.  On XX/XX/XXXX, the borrower scheduled a payment.  On XX/XX/XXXX, the customer discussed the pending increase due to the escrow shortage.  A payment of $X.XX was scheduled for XX/XX/XXXX.  On XX/XX/XXXX, the agent confirmed that the request for the shortage to be spread over XX years was submitted.  The payment of $X.XX will be reduced to $X.XX.  On XX/XX/XXXX, the homeowner inquired about the amount due for the current month.  On XX/XX/XXXX, the borrower requested a XX-month forbearance due to a reduction in income and a medical diagnosis.  The agent explained that while a short-term forbearance is not available, longer term workout options are offered.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/11/2025
297343371	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX,,and  XX/XX/XXXX the borrower called to set up payments for a repayment plan and had to a manager approve each time to schedule the payments due to foreclosure litigation. On XX/XX/XXXX and XX/XX/XXXX the borrower called to set up payments and request a copy of the end-year XXX tax form. On XX/XX/XXXX the borrower called for the status of the account and was told it's currently in litigation and to contact the foreclosure attorney. On XX/XX/XXXX and XX/XX/XXXX the borrower called to reschedule the scheduled payments for XXX and XXX. On XX/XX/XXXX the borrower called to make the last repayment plan payment with manager since agent could not assist and to confirm the property was owner-occupied. On XX/XX/XXXX the borrower inquired about a correction made to the account in XXX. On XX/XX/XXXX the borrower called to discuss the account status and why the account wasn't showing that it was current. The agent explained what was still owed due to escrow changes. On XX/XX/XXXX the agent made a call back and was asked to call again in two hours. On XX/XX/XXXX the borrower called to confirm the account was reinstated, to inquire about the modification to defer lender-paid expenses and update the mailing address. On XX/XX/XXXX the agent contacted borrower to review the new modification documents and was told it was not a good time. On XX/XX/XXXX the borrower called to speak to the SPOC and the pending XXX payment. On XX/XX/XXXX the borrower said the reason for delinquency was due to excessive obligations. No further communications occurred during the review period. The account is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/07/2025
297343372	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had an escrow related inquiry.  On XX/XX/XXXX, the borrower had a question about their escrow refund. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/04/2025
297343815	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/10/2025
297343822	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower made a promise to pay by XX/XX/XXXX. On XX/XX/XXXX the borrower made a payment. Loss mitigation retention options were discussed. On XX/XX/XXXX and XX/XX/XXXX the borrower stated that the reason for default was due to the death of a family member. The borrower's bank account was hacked, and they made a promise to pay by the end of the week. On XX/XX/XXXX the borrower called to make a payment. The reason for default was due to an issue with their bank account. On XX/XX/XXXX the borrower made a promise to pay by XX/XX/XXXX. On XX/XX/XXXX the borrower stated that the reason for default was due to a curtailment of income. A payment was taken by phone. There has been no further communication with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/10/2025
297344040	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to make a payment. On XX/XX/XXXX, borrower advised they were out of work, but waiting on a check. On XX/XX/XXXX, borrower promised to pay. On XX/XX/XXXX, borrower called to set up a payment. On XX/XX/XXXX, borrower cited disaster impact causing loss of power and spoiled food, and to request a XX-month forbearance. On XX/XX/XXXX, borrower stated they were back to work and promised to pay. On XX/XX/XXXX, borrower called to make a payment. On XX/XX/XXXX, borrower called for account information. On XX/XX/XXXX, borrower called to make a partial payment. On XX/XX/XXXX, borrower called to make a payment. On XX/XX/XXXX and XX/XX/XXXX, borrower called to make a partial payment. On XX/XX/XXXX and XX/XX/XXXX, borrower called to make a payment. On XX/XX/XXXX, borrower called to inquire about forbearance. On XX/XX/XXXX, borrower called to make a payment. On XX/XX/XXXX, borrower called to make a payment. On XX/XX/XXXX, borrower called to set up two partial payments. On XX/XX/XXXX, borrower called to confirm payment applications and loan status. On XX/XX/XXXX, borrower called to make a partial payment. On XX/XX/XXXX, borrower called to make a payment. On XX/XX/XXXX, agent made a courtesy call to inquire about any issues with the account, noting previous calls in the last XX months. Borrower stated that things were a little rough, but they were managing with half payments. Agent offered to follow up with another number associated with the account in the future and confirmed there were no current issues. On XX/XX/XXXX, borrower called to make a partial payment. On XX/XX/XXXX, borrower called to make a payment. No further contact evident. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/07/2025
297345029	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to verify payment receipt. On XX/XX/XXXX and XX/XX/XXXX, authorized third party called to discuss modification. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, authorized third party and/or borrower called to confirm trial payment receipt, which agent verified each time. On XX/XX/XXXX, borrower called with insurance agent to update current carrier information. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	07/23/2025
297345030	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to confirm payment was received. On XX/XX/XXXX borrower stated payment has been set up for XX/XX/XXXX. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/11/2025
297345035	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower scheduled payments for XX/XX/XXXX and XX/XX/XXXX and noted reason for delinquency as excessive obligations. Borrower noted having a hard time with other bills. On XX/XX/XXXX, the borrower scheduled a payment for XX/XX/XXXX and noted that they were catching up on other bills. On XX/XX/XXXX, the borrower scheduled payment for XX/XX/XXXX and noted death in the family. On XX/XX/XXXX, the borrower scheduled payment for XX/XX/XXXX. On XX/XX/XXXX, the borrower scheduled payments for XX/XX/XXXX and XX/XX/XXXX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/07/2025
297344729	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower discussed account services. On XX/XX/XXXX, the borrower scheduled a payment for XX/XX/XXXX and noted reason for delinquency as servicing problems. On XX/XX/XXXX, borrower was advised of amount due and borrower stated that they are filing their taxes soon and plans to use the funds to bring current. Borrower noted reason for delinquency as curtailment of income. On XX/XX/XXXX, the borrower scheduled a payment for XX/XX/XXXX in the amount of $X.XX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/08/2025
297344730	XXXX	XXXX	XXXX	2	[2] Occupancy - Tenant Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to confirm loan number. Borrower called XX/XX/XXXX and advised case was dismissed. Borrower called XX/XX/XXXX and requested payoff on account. Servicer advised of deferred principal amount and fees on account. Borrower updated mailing address on account. Borrower called XX/XX/XXXX to discuss billing statement and stated will make payment by XX/XX/XXXX. Servicer reviewed payment history and discussed assistance options on account. Borrower called regarding payment. Servicer advised of escrow shortage. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/09/2025
297344734	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower requested a XXX statement. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower had an account related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/07/2025
297344735	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower stated they had a death in the family and scheduled a partial payment. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower made a promise to pay. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/10/2025
297342731	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) -  No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: During the review period, there were XX contact attempts and no contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
							07/31/2025	08/10/2025
297344957	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower noted litigation with the IRS and will continue to keep loan current while in litigation. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/08/2025
297343452	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX ti XX/XX/XXXX. Borrower called XX/XX/XXXX and stated will make payment by XX/XX/XXXX. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/09/2025
297343595	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower inquired about the loan’s reinstatement amount.  On XX/XX/XXXX, the borrower scheduled a payment. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	07/24/2025
297343899	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Despite several contact attempts from the servicer, there was no contact with the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to make a payment. On XX/XX/XXXX, the borrower called in to report a new claim for XXX damage that occurred on XX/XX/XXXX. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Insurance funds in the amount of $X.XX were received on XX/XX/XXXX for XXX damage to the XXX and XXX on XX/XX/XXXX. No further details were provided and there is no evidence of completed repairs.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/09/2025
297343902	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A loss draft claim was filed, due to XXX damage. The claim was classified as non-monitored on XX/XX/XXXX. As of there review date, there is no indication that repairs are 100% completed.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact noted. The loan is current and performing.
							07/31/2025	03/04/2025
297343910	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower promised to pay by XX/XX/XXXX. On XX/XX/XXXX, borrower called to inquire about a fraud alert on their credit report, and advise that someone had tried to open a home equity line of credit in their name. Agent advised them to continue monitoring their credit report.  Borrower advised that they are on disability and was having a third party move in to help with expenses. Borrower was unsure when they'd be making XXX payment. to pay. On XX/XX/XXXX, borrower called for assistance with online account access. On XX/XX/XXXX, borrower called to inquire about payment increase. Agent informed them that it was due to insurance premium increase, despite borrower's tax exemption. On XX/XX/XXXX, borrower called to verify insurance premium amount. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/10/2025
297344584	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower discussed claim and stated that they did do an assumption to get the other borrower off of the loan. On XX/XX/XXXX, the borrower discussed claim and was advised to mail in fully endorsed claim check. Advised them that once received, the first draw would be processed and to allow up to XX days for the draw to process. Attestation to repair the property was received on XX/XX/XXXX. Claim check in the amount of $X.XX was sent for deposit on XX/XX/XXXX. First draw in the amount of $X.XX was mailed on XX/XX/XXXX. On XX/XX/XXXX, the borrower called in regards to claim and noted of new claim check. Claim check in the amount of $X.XX was sent for deposit on XX/XX/XXXX. Inspection done on XX/XX/XXXX reflected XX% completion with pending work for XXX, XXX, XXX, XXX, XXX and XXX. Draw in the amount of $X.XX was mailed on XX/XX/XXXX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damage was noted with a date of loss of XX/XX/XXXX. Comment on XX/XX/XXXX noted that a monitored claim was opened. Claim check in the amount of $X.XX was sent for deposit on XX/XX/XXXX. Draw in the amount of $X.XX was mailed on XX/XX/XXXX. Adjuster's worksheet and attestation to repair were received on XX/XX/XXXX. Claim check in the amount of $X.XX was sent for deposit on XX/XX/XXXX. Inspection done on XX/XX/XXXX reflected XX% completion with pending work for XXX, XXX, XXX, XXX, XXX and XXX. Draw in the amount of $X.XX was mailed on XX/XX/XXXX. Inspection was ordered on XX/XX/XXXX. No indication of damage being resolved or 100% inspection on file.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: XXX damage was noted with a date of loss of XX/XX/XXXX. Damage is still apparent.
							07/31/2025	08/08/2025
297344493	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX borrower stated will make payment by XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX regarding credit bureau reporting. Borrower called XX/XX/XXXX regarding insurance claim. Claim was filed for XXX damage, date of loss XX/XX/XXXX. Claim funds received in the amount of $X.XX and as of XX/XX/XXXX there is still $X.XX in restricted escrow. Servicer advised inspection still needed to release funds. Borrower called XX/XX/XXXX and XX/XX/XXXX to make payments. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX and XX/XX/XXXX regarding insurance claim. Servicer advised inspection required to release funds. Borrower called XX/XX/XXXX to XX/XX/XXXX regarding insurance check. Servicer advised XX% inspection was received and file is pending waiver of lien from contractor. Borrower called XX/XX/XXXX regarding insurance check. Servicer advised still waiting for contractor documents to release funds. Credit dispute was received on XX/XX/XXXX. Servicer verified all account information correct and issue is resolved.  There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Claim was filed for XXX damage, date of loss XX/XX/XXXX. Claim funds received in the amount of $X.XX and as of XX/XX/XXXX there is still $X.XX in restricted escrow. XX% inspection was received XX/XX/XXXX and file is pending receipt of waiver of lien from contractor. Claim is still open pending release of final funds.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/12/2025
297344587	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to confirm payment posted to account. Borrower called XX/XX/XXXX and stated will make payment on XX/XX/XXXX. Borrower called XX/XX/XXXX and stated will make payment by XX/XX/XXXX. Servicer called XX/XX/XXXX and borrower stated payment was mailed. On XX/XX/XXXX servicer advised of trial plan payment schedule. On XX/XX/XXXX borrower stated will make payment on XX/XX/XXXX. On XX/XX/XXXX borrower stated will apply for modification. Contact with borrower from XX/XX/XXXX to XX/XX/XXXX was regarding modification application and documents needed for review. On XX/XX/XXXX borrower reported damage to XXX and XXX. No evidence claim was filed or damages repaired. Borrower called XX/XX/XXXX to make payment. Borrower called every few days from XX/XX/XXXX and XX/XX/XXXX. to confirm next due date on account. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to confirm next due date. Borrower called XX/XX/XXXX and XX/XX/XXXX regarding payment increase. Borrower called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX to confirm payment was received. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On XX/XX/XXXX borrower reported damage to XXX and XXX. No evidence claim was filed or damages repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/04/2025
297343090	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX and XX/XX/XXXX, the borrower discussed the missing documents for the modification review.  On XX/XX/XXXX, the servicer provided the approved trial plan terms with the XX payment due on XX/XX/XXXX.  From XX/XX/XXXX to XX/XX/XXXX, the homeowner scheduled monthly trial payments.  On XX/XX/XXXX, the agent confirmed that the next trial payment is due on XX/XX/XXXX.  On XX/XX/XXXX, a trial payment was made.  On XX/XX/XXXX, the customer made the final trial payment of $X.XX for the modification.  On XX/XX/XXXX, the servicer confirmed the deadline for returning the final documents was XX/XX/XXXX.  On XX/XX/XXXX, the borrower was informed that the final modification was approved and that the documents need to be signed and returned by XX/XX/XXXX.  On XX/XX/XXXX, the homeowner called to inquire about the bankruptcy message.  The agent clarified that the bankruptcy was from XXXX and confirmed that the loan had been modified.  A payment of $X.XX was made during the call.  On XX/XX/XXXX, the customer promised to pay in XX days.  On XX/XX/XXXX, the borrower made a payment of $X.XX with the agent.  There was no additional contact.  The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments dated XX/XX/XXXX reflect a discharged bankruptcy case.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297343092	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  From XX/XX/XXXX through XX/XX/XXXX, there was no contact between the parties. On XX/XX/XXXX, the borrower accepted a modification offer and advised would make the XX/XX payment online. On XX/XX/XXXX the borrower called and said they had made a payment on XX/XX but it was not deducted from the bank due to an account number error. Borrower accepted a promise to pay $X.XX.On XX/XX/XXXX the borrower called to make a trial payment for $X.XX. NO further contact occurred between the parties during the review period. A modification was booked on XX/XX/XXXX and the account has remained current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	07/31/2025
297344589	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, borrower scheduled payments for XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower scheduled payments for XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower was advised of payment being made and that account could be discussed with their daughter if they are executor of estate or successor in interest. On XX/XX/XXXX, the borrower processed a payment and discussed automated payments. On XX/XX/XXXX, the borrower scheduled payments for XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower scheduled processed a payment and advised them that it would take 1-3 business dats to reflect. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/07/2025
297344064	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no customer contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the borrower stated will make payment by XX/XX/XXXX.. On XX/XX/XXXX borrower make payment on account. On XX/XX/XXXX borrower stated will make payment by XX/XX/XXXX. On XX/XX/XXXX borrower called for assistance options. Servicer approved XX month repayment plan. Servicer called XX/XX/XXXX for payment. On XX/XX/XXXX borrower made payment on account. On XX/XX/XXXX servicer went over terms of repayment plan. Borrower called XX/XX/XXXX to schedule payments. On XX/XX/XXXX borrower stated payment was mailed. On XX/XX/XXXX borrower made payment on account. On XX/XX/XXXX borrower scheduled payment for XX/XX/XXXX. On XX/XX/XXXX borrower scheduled payment for XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX and scheduled payment for XX/XX/XXXX. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/08/2025
297344592	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower noted that a XXX during the XXX and will try to make a payment by the end of XXX. On XX/XX/XXXX, the borrower wanted to speak with loss draft department. On XX/XX/XXXX, the borrower noted XXX damage from XX/XX/XXXX and inquired on claim status. Advised them of no claim check in the amount of $X.XX, which was sent for deposit. On XX/XX/XXXX, the borrower noted contractor invoices and was advised of first draw being ordered. First draw was in the amount of $X.XX and was mailed on XX/XX/XXXX. On XX/XX/XXXX, the borrower noted that the contractor is owed $X.XX for XXX and if they don't receive funds, they would put a lien on the home. Advised the borrower of claim check being sent out. Additional draw in the amount of $X.XX was ordered on XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed claim and advised them of the adjuster's worksheet and attestation to repair being uploaded. On XX/XX/XXXX, the borrower inquired on if the funds could be used to bring account current and advised that they could not. On XX/XX/XXXX, approval was provide to release additional funds in the amount of $X.XX. Borrower stated that they they submitted invoices for the XXX and XXX and opted for the XXX. Draw in the amount of $X.XX was mailed on XX/XX/XXXX. On XX/XX/XXXX, the borrower inquired on draw. It was also noted that the inspection was approved as final inspection. Final draw was mailed to the borrower on XX/XX/XXXX and claim was closed on XX/XX/XXXX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: XXX damage was noted with date of loss of XX/XX/XXXX. Final inspection was approved on XX/XX/XXXX. Final draw was mailed on XX/XX/XXXX and claim was closed on XX/XX/XXXX. Resolved damage.
							07/31/2025	07/24/2025
297344593	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Despite several contact attempts from the servicer, there was no contact with the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in about an insurance claim having an inspection at XX% completion. Contact on XX/XX/XXXX and XX/XX/XXXX were regarding the loss draft claim. On XX/XX/XXXX, the borrower called to file an insurance claim due to XXX damage on XX/XX/XXXX, which caused XXX, XXX, and XXX. Contact on XX/XX/XXXX and XX/XX/XXXX were regarding the claim. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The customer called on XX/XX/XXXX to file an insurance claim due to XXX damage on XX/XX/XXXX, which caused XXX, XXX, and XXX. No further details were provided and there is no evidence of funds received or completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/12/2025
297344069	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Despite several contact attempts from the servicer, there was no contact with the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower promised to make a payment online on XX/XX/XXXX. On XX/XX/XXXX, the borrower cited death in the family as the reason for default. The borrower promised to make a payment by XX/XX/XXXX. On XX/XX/XXXX, the borrower advised that the other borrower is dead. On XX/XX/XXXX, the borrower made a payment inquiry. There was no further contact with the borrower. The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/08/2025
297344596	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower scheduled payments for XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower scheduled a payment for XX/XX/XXXX. On XX/XX/XXXX, the borrower called in regards to repair check and was transferred to loss draft. On XX/XX/XXXX, the borrower called in to check on account status and was advised of payment scheduled for XX/XX/XXXX. On XX/XX/XXXX, a new claim was noted for damage that occurred on XX/XX/XXXX to the XXX and XXX. On XX/XX/XXXX, the borrower was advised of claim check being sent back for endorsement. On XX/XX/XXXX, the borrower made a promise to pay by XX/XX/XXXX. Claim check in the amount of $X.XX was received on XX/XX/XXXX. Draw in the amount of $X.XX was mailed on XX/XX/XXXX. On XX/XX/XXXX, the borrower requested inspection. On XX/XX/XXXX, the borrower discussed draw process and time frames. Inspection on XX/XX/XXXX noted XX% repair completion. Final draw in the amount of $X.XX was mailed on XX/XX/XXXX and claim was closed on XX/XX/XXXX. On XX/XX/XXXX, the borrower was advised of the final draw being mailed out. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/11/2025
297344599	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to report XXX damages to home. On XX/XX/XXXX, borrower called to inquire about their tax exempt status, and discuss payment application. On XX/XX/XXXX, borrower called to inquire about loan balance, making principle payments, and payment increase due to insurance premium. Borrower also discussed damage to thri home. On XX/XX/XXXX, borrower called to express dissatisfaction with their insurance company's handling of a disaster claim. They felt they were not treated with respect and that the insurance company did not adequately inform them of available benefits, such as rental assistance. Borrower was considering switching insurance companies and was also disputing the current loan balance, claiming that previous payments were not correctly applied. Agent provided insurance company contact information, and an email address for submitting documentation related to the payment dispute. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Borrower first mentioned XXX damages to XXX, XXX, and XXX on XX/XX/XXXX. Agent advised them on how to file a claim, but borrower assumed XXX would fix the damages. Date of loss not provided. No further mention of damages or claim being filed until XX/XX/XXXX, when borrower stated their dissatisfaction with their insurance claim. Borrower also then mentioned unspecified XXX damage. No evidence of claim filing date, loss draft checks being issued, or repairs being made.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/09/2025
297344810	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in about the existing loss draft claim for XXX damage on XX/XX/XXXX. The borrower stated that the repairs were done and the inspection could be ordered. Contact on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX was regarding the claim inspection. The final inspection was received on XX/XX/XXXX and the claim funds were mailed to the borrower. On XX/XX/XXXX, the borrower called in to make a payment. A written credit reporting dispute was received on XX/XX/XXXX and the payment history was corrected. The borrower made a payment on XX/XX/XXXX. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/09/2025
297342764	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called in regarding flood insurance. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in for monitored claim process. Claim filed for XXX damage, date of loss XX/XX/XXXX. Claim is monitored. Claim funds received XX/XX/XXXX in the amount for $X.XX. Draw in the amount of $X.XX released to borrower on XX/XX/XXXX. No evidence of final inspection to verify repairs are completed. On XX/XX/XXXX the borrower called in regarding funds and claim. The borrower stated wanted to use the funds to make repairs not pay of the loan. On XX/XX/XXXX the borrower called in regarding draw on loan for claim process.  There was further borrower contact made. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Claim filed for XXX damage, date of loss XX/XX/XXXX. Claim is monitored. Claim funds received XX/XX/XXXX in the amount for $X.XX. Draw in the amount of $X.XX released to borrower on XX/XX/XXXX. No evidence of final inspection to verify repairs are completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/10/2025
297342771	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXXcontact made with the borrower who state no damage. Also discussed the repayment plan. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	07/31/2025
297342984	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[3] Property Damage - XXX - No evidence of resolution

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment and discuss options for XXX relief. Servicer discussed forbearance. Claim filed for XXX damage noted on XX/XX/XXXX. Claim is non-monitored. Claim funds received on XX/XX/XXXX in the amount of $X.XX and released to borrower on XX/XX/XXXX. Claim is closed but there was no evidence of work order or final inspection to verify repairs completed. On XX/XX/XXXX borrower stated will make payment by XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX and scheduled payment for XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX regarding escrow refund check. Borrower called XX/XX/XXXX regarding insurance policy. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX and requested refund check be re-issued without estate name on check. Additional claim funds in the amount of $X.XX was received on XX/XX/XXXX. Claim funds were released to borrower and claim is closed. Borrower called XX/XX/XXXX to make payment. There was no further contact with borrower. Loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Claim filed for XXX damage noted on XX/XX/XXXX. Claim is non-monitored. Claim funds received on XX/XX/XXXX in the amount of $X.XX and released to borrower on XX/XX/XXXX. Additional claim funds in the amount of $X.XX was received on XX/XX/XXXX. Claim funds were released to borrower and claim is closed. Claim is closed but there was no evidence of work order or final inspection to verify repairs completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	07/29/2025
297343622	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There has been no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the borrower called to report a new claim for XXX damage. The borrower was instructed to send in the claim documents and check. A payment was made by phone.  On XX/XX/XXXX the borrower inquired about the unpaid principal balance and wanted to check on the status of a loss draft claim check. The agent advised that the documents and executed claim check is needed. There has been no further contact with the borrower. There has been no further communication with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX the borrower called to report a new claim for XXX damage that occurred on XX/XX/XXXX. The borrower was instructed to send in the claim documents and check. On XX/XX/XXXX the claim was closed due to not receiving the adjusters report and claim check. There is no evidence that the repairs were 100% completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297343627	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower called in to file a loss draft claim. On XX/XX/XXXX, the borrower called in to check on the status of the claim check. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower filed a loss draft claim, due to unspecified damages, on XX/XX/XXXX. A stamp and go endorsement was issued on XX/XX/XXXX. As of the review date, there is no indication that repairs are 100% completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297344727	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower stated their reason for default was due to illness. On XX/XX/XXXX, the borrower requested a payment statement. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower stated they were thinking of selling the property. On XX/XX/XXXX, the borrower called in to confirm the payment amount. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had an escrow related inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower requested a payment extension. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. There was no further contact noted. The loan is current.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297344031	XXXX	XXXX	XXXX	3	[3] Occupancy - Vacant [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: During the review period, there were XX contact attempts and no contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
							07/31/2025	08/06/2025
297344322	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, authorized third party wanted to know what to do if the borrower passes away. Advised them that, if a will if not drawn out, they may have to go through probate to become the successor in interest or executor of estate. They wanted to be added to the deed to be able to complete a quitclaim deed. Also third party that the loan is not assumable unless the borrower is deceased. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297344952	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. One of the borrowers is deceased. On XX/XX/XXXX borrower made payment on account. Borrower called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment and set up automatic payments on account. There was no further contact with borrower. Loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297344999	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX and requested late fee be removed. Borrower called XX/XX/XXXX and stated payment was mailed XX/XX/XXXX. Servicer advised payment has not been received, There was no further contact with borrower. Loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/11/2025
297342957	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in for forbearance options. On XX/XX/XXXX the borrower called for past due amount and made a payment. On XX/XX/XXXX the borrower called in regarding repayment plan options and opted to bring loan current. On XX/XX/XXXX the borrower called in for loan status. On XX/XX/XXXX the borrower called in to make a payment. There is no further borrower contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comments on XX/XX/XXXX indicate damage to XXX and XXX damage due to XXX. There is no indication of damage repaired  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/10/2025
297342808	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  From XX/XX/XXXX through XX/XX/XXXX there was no contact between the parties, although the servicer attempted contact borrower 32 times during that period. On XX/XX/XXXX the borrower called to make a payment that included the escrow shortage. On XX/XX/XXXX the borrower called to inquire after paying the escrow shortage the escrow amount still increased. Borrower also said had received an email stating the payment had been refused. The agent advised the payment went through and to always check with the bank directly. No other communications occurred between the parties during the review period, although the servicer attempted to contact the borrower 39 times. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Per comment on XX/XX/XXXX a claim for DOL XX/XX/XXXX due to XXX and XXX damage was filed to repair XXX damage. No inspection occurred, nor proof that the repairs were completed.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/10/2025
297343606	XXXX	XXXX	XXXX	2	[2] Evidence loan has been modified. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No Contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called to request a Payoff statement. The borrower also requested the monthly payment for property taxes, homeowner’s insurance and escrow shortage amount. On XX/XX/XXXX, the borrower called for a breakdown of escrow shortage.  On XX/XX/XXXX, the borrower called to inquire about the escrow balance and expressed confusion about a recent increase in the interest rate. The borrower stated that they were in a hardship program for XX years and were surprised to see their monthly payment increase by $X.XX. The borrower questioned why their interest rate had jumped from XX% to XX% after they had been in a hardship program. The agent explained that the interest rate changed was due to the loan Modification Agreement that the borrower signed. There was no additional contact with the borrower during the review period. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	05/08/2025
297343609	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Servicer advised of past due amount and offered repayment plan. Repayment plan was set up with payments from XX/XX/XXXX to XX/XX/XXXX.Borrower stated XXX in property were damaged by XXX have been replaced. No evidence claim was filed or damages repaired. Servicer called XX/XX/XXXX regarding repayment plan. Borrower called XX/XX/XXXX to make payment. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damage noted on XX/XX/XXXX. Borrower stated XXX were damaged by XXX and had to replace. No evidence claim was filed or damages repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	07/09/2025
297344786	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  From XX/XX/XXXX through XX/XX/XXXX there was no contact between the parties. ON XX/XX/XXXX the agent contacted the borrower for payment. Borrower reported disaster damage to the XXX. Borrower accepted a promise to pay $X.XX by XX/XX via BillPay. On XX/XX/XXXX the borrower called to file an insurance claim and was transferred to the loss draft department. Borrower advised of XXX and XXX damage to the XXX and received information for filing a claim. The borrower also requested a payoff statement. On XX/XX/XXXX borrower called to obtain the hazard insurance policy contact information. On XX/XX/XXXX the servicer contacted the borrower for payment. The borrower advised they would receive a payment XXX. The borrower advised the reason for delinquency was due to excessive obligations. Borrower also asked about an inspection of the property for the insurance claim. On XX/XX/XXXX the borrower called regarding the insurance claim. Borrower stated the property was inspected and they were told that they would receive a call shortly. They had not received a call and wanted an update. Between XX/XX/XXXX and XX/XX/XXXX the servicer attempted to contact the borrower thirty-seven times but was not successful. On XX/XX/XXXX the borrower called to find out the total amount due on the loan and the monthly amount. BOrrower declined to make a payment. No further contact occurred during the review period. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damage to XXX noted on XX/XX/XXXX. Borrower stated claim was filed but no evidence claim filed or damages repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/10/2025
297343396	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, the borrower accepted a promise to pay and advised the agent that they received their social security check on the XXX of each month. In addition, on XX/XX/XXXX and XX/XX/XXXX the borrower updated their phone number. On XX/XX/XXXX the borrower stated the reason for delinquency was due to the death of a family member. On XX/XX/XXXX the agent explained the late charges. On XX/XX/XXXX the borrower said the reason for delinquency was due to an emergency in XX/XXXX and confirmed the property was owner-occupied. On XX/XX/XXXX the borrower said the reason for delinquency was due to a curtail of income. On XX/XX/XXXX the borrower stated the reason for delinquency was due to the death of a family member. The borrower also inquired about a foreclosure notice they received. The agent said it was generated before the payment was made and to ignore it. On XX/XX/XXXX the borrower accepted a promise to pay and asked about the fund application for unapplied monies. On XX/XX/XXXX the borrower called to request a deferment and was told that wasn't an option but a modification might be. Borrower advised the account would be current by the end of XXX. On XX/XX/XXXX borrower called about the increase in escrow and accepted a promise to pay by XX/XX.On XX/XX/XXXX the borrower confirmed the property was owner-occupied and to discuss the foreclosure letter received. The agent confirmed it was not in foreclosure, and the letter was automatically generated when the account was delinquent. The agent confirmed payment were scheduled for XX/XX and XX/XX. The agent called the borrower on XX/XX/XXXX for payment and borrower accepted a promise to pay. On XX/XX/XXXX borrower accepted a promise to pay by XX/XX and advised agent they receive their social security check on the XXX of the month. On XX/XX/XXXX the borrower called to confirm their bank information was removed after making a one-time payment by check. The agent confirmed. No other contact between the parties occurred during the review period.The loan is performing and current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/07/2025
297343402	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called and promised a payment citing excessive obligations. On XX/XX/XXXX- XX/XX/XXXX the borrower called and reported a XXX claim on XX/XX/XXXX. Total claim funds of $X.XX received. Claim classified as non-monitored. On XX/XX/XXXX claim funds sent to borrower with claim closed. On XX/XX/XXXX the borrower called and promised payment.  On XX/XX/XXXX the borrower promised a payment. On XX/XX/XXXX a payment was made. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/10/2025
297343852	XXXX	XXXX	XXXX	3
[3] Property Damage - XXX - No evidence of resolution

[3] There is evidence of property damage.

[2] Evidence loan has been modified.

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No Contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called wanted to know why they received a disclosure stating is responsible for the debt. The agent went over the Bankruptcy process. The borrower stated has custody of the grandkids and they need clothes and will have to skip payment this month. On XX/XX/XXXX, spoke to borrower who stated Intends to keep property. Waiting for a raise for funds. On XX/XX/XXXX, the agent spoke to the borrower who stated waiting for a raise for funds. On XX/XX/XXXX, spoke to the borrower to confirm intention to continue making payments on the loan. The agent confirmed   that the customer had sent a payment of $X.XX last week and that it would be applied to the XXX bill. The agent also informed the customer about a credit balance of $X.XX on the account. The borrower confirmed that they would continue to send in payments of $X.XX. The agent then provided the borrower with the phone number and policy number for their insurance company to file a claim for XXX damage to the property. The agent also provided the customer with payment options for the loan.   On XX/XX/XXXX, the borrower called to inquire about a missing payment.  The borrower stated sent a check for $X.XX on XX/XX, but it was not received. The agent advised the customer to contact their Bank to see if the payment was in transit or if there were any issues with the disbursement. The borrower also had a question about an insurance check for XXX damage. The agent provided the insurance company phone number and advised the borrower to contact them directly. The agent also offered hardship assistance and reminded the borrower to be aware of any third parties attempting to impersonate Rushmore employees.  On XX/XX/XXXX, the borrower called to verify address and regarding about claim check. On XX/XX/XXXX, the agent called to inform borrower about various payment options available for the account. There was no additional contact with the borrower during the review period. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment stated borrower called on XX/XX/XXXX, to notify Servicer the filed a claim for XXX damage to the property. On XX/XX/XXXX, Servicer Endorse and Release check #XXX for $X.XX. Per Servicer notes, Check is Non-Monitored. XX/XX/XXXX, borrower called regarding XXX Damage.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297344801	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Despite several contact attempts from the servicer, there was no contact with the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower cited curtailment of income as the reason for default and asked for loss mitigation assistance. On XX/XX/XXXX, the borrower called in about the lender paid insurance premium and the total amount due. On XX/XX/XXXX, the borrower asked about loss mitigation assistance. The borrower made payments on XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to confirm if the insurance policy was paid. On XX/XX/XXXX, the borrower cited curtailment of income as the reason for default and asked for clarification of workout options. The borrower made payments on XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX and XX/XX/XXXX. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	04/25/2025
297343857	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Despite several contact attempts from the servicer, there was no contact with the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower reported XXX issues to the property. The borrower requested loss mitigation assistance options. Contact on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX were regarding modification trial and payments. On XX/XX/XXXX, the borrower placed a payment dispute. The dispute has been resolved. On XX/XX/XXXX, the borrower called regarding account status. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower reported XXX damage to the property on XX/XX/XXXX. On XX/XX/XXXX, the borrower advised that they paid for the repairs out of pocket; however, there is no evidence of completed repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/08/2025
297344809	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[3] Occupancy - Vacant

[3] Property Damage - XXX - No evidence of resolution

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Servicer called borrower on XX/XX/XXXX for payment arrangements. On XX/XX/XXXX borrower stated will send payment by XX/XX/XXXX. Borrower called XX/XX/XXXX to discuss account; stated he bought property with a friend and that party passed away in XXXX but cannot sell house as party's brother owns a portion of property. XXX damage to property noted on XX/XX/XXXX. No evidence claim was filed or damages repaired. There was no further contact with borrower. Loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damage to property noted on XX/XX/XXXX. No evidence claim was filed or damages repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/08/2025
297344273	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called to discuss loss mitigation options. On XX/XX/XXXX the borrower stated that they may be able to reinstate the account once the sale of another property is completed. On XX/XX/XXXX the successor in interest stated that the borrower is deceased and they would like to assume the loan. On XX/XX/XXXX a credit reporting dispute was received and resolved. On XX/XX/XXXX the welcome call was completed, and the borrower made a promise to pay. There has been no further contact with the borrower. The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/12/2025
297344115	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower initiated a payment dispute which was resolved the same day. On XX/XX/XXXX, the borrower scheduled a payment. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	07/24/2025
297344746	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower stated the subject property was damaged and they needed to filed a claim. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower filed a claim. On XX/XX/XXXX, the borrower had a loss draft claim inquiry. On XX/XX/XXXX, the borrower had a loss draft claim inquiry. On XX/XX/XXXX, the borrower had a loss draft claim inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower confirmed that repairs were XX% completed. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower stated they were experiencing excessive obligations. On XX/XX/XXXX, the borrower inquired about a repayment plan. On XX/XX/XXXX, the borrower inquired about a repayment plan. On XX/XX/XXXX, the borrower called in to discuss their repayment plan. On XX/XX/XXXX, the borrower stated the repayment plan is not affordable. On XX/XX/XXXX, the borrower had a repayment plan inquiry. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower had a loss draft claim inquiry. On XX/XX/XXXX, the borrower had a loss draft claim inquiry. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower had a loss draft claim inquiry. On XX/XX/XXXX, the borrower had a loss draft claim inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower stated they weren’t interested in a modification plan. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: A loss draft claim was filed, due to XXX damage, on XX/XX/XXXX. A XX% inspection was received on XX/XX/XXXX.
							07/31/2025	08/10/2025
297343229	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX borrower stated will make payment by XX/XX/XXXX. RFD cited as death in family. Borrower called XX/XX/XXXX to make payment. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/10/2025
297343188	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX an unauthorized third party called to make a payment and identified self as a buyer for the property. Since the person could not verify the account and was not authorized, the agent advised to have the borrower call. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, and XX/XX/XXXX, the borrower called to make a payment. Also on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, and XX/XX/XXXX, the borrower confirmed the property was owner-occupied. On XX/XX/XXXX the borrower discussed the denied modification due to missing documents.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No dates for filings or chapter number provided.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/08/2025
297343938	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. One of the borrowers is deceased. Borrower called XX/XX/XXXX for assistance options on account. Borrower called XX/XX/XXXX and requested reinstatement quote. Borrower called XX/XX/XXXX and XX/XX/XXXX to confirm payment was received. On XX/XX/XXXX borrower stated will wire payment by XX/XX/XXXX. Borrower called XX/XX/XXXX for assistance options. Borrower called XX/XX/XXXX regarding fees on account. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to confirm next payment due and amount. Borrower called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/12/2025
297343386	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in regarding mortgage payment change. On XX/XX/XXXX the borrower was called for payment and stated will be making XXX payment mid month. The borrower declined mortgage assistance. There was not borrower contact from XX/XX/XXXX to XX/XX/XXXX, on XX/XX/XXXX the borrower called in to update insurance on file. On XX/XX/XXXX the borrower was called for payment. On XX/XX/XXXX the borrower called in to request a new escrow analysis. There was no further borrower contact made on account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/12/2025
297343924	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower made a payment by phone. On XX/XX/XXXX, the borrower made a payment. There was no further contact noted. The loan is current and performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/12/2025
297343466	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower’s family member stated the borrower is deceased and made a promise to pay. On XX/XX/XXXX, the borrower scheduled a payment.  On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower scheduled a payment. There was no further contact noted. The loan is current and performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/11/2025
297344152	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower’s family member stated the borrower has been deceased for over XX years and scheduled a payment. There was no further contact noted. The loan is current and performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/07/2025
297344060	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower on XX/XX/XXXX and discussed the escrow shortage and balance. The customer promise to pay. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and completed welcome call and the customer stated the payment will be late. The customer was advised of the sixty day late period. No contact with the borrower from XX/XX/XXXX to XX/XX/XXXX after attempts were made. Contact with the borrower on XX/XX/XXXX and they stated their job shutdown for three weeks but they are back to work now. The customer stated it caused a delay in getting funds and they wanted to know where to process the payments. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX after several attempts were made. Contact with the borrower on XX/XX/XXXX and they set up a payment. No further contact with the borrower after monthly attempts were made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/10/2025
297344062	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in regarding repayment plan payment due date. On XX/XX/XXXX the borrower was called for welcome call after transfer and active payment plan on file. On XX/XX/XXXX the borrower called in regarding active payment plan. On XX/XX/XXXX the borrower called in regarding grace period for payment plan, the borrower was told that repayment plan was closed due to missed payment. The borrower requested reset of repayment plan. On XX/XX/XXXX the borrower called in to update information for repayment plan. On XX/XX/XXXX the borrower called in regarding credit reporting while on repayment plan. On XX/XX/XXXX the borrower called in stating repayment plan payment is too much and was given loss mitigation information. On XX/XX/XXXX the borrower called in to verify account is current. On XX/XX/XXXX the borrower called in for payment confirmation for XX/XXXX. There was no further borrower contact made on loan. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/08/2025
297343265	XXXX	XXXX	XXXX	2	[2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the agent contacted the borrower for payment, but the borrower could nor talk. From XX/XX/XXXX through XX/XX/XXXX, there was no contact between the parties. On XX/XX/XXXX the borrower called to make a payment for $X.XX and stated the reason for delinquency was due to excessive obligations. They discussed the increase of escrow and missed payments. Borrower confirmed the property was owner-occupied. ON XX/XX/XXXX the borrower called to make a payment for $X.XX. On XX/XX/XXXX the borrower called in to make a payment for $X.XX on XX/XX and advised the reason for delinquency was due to excessive obligations. The borrower confirmed the property was owner-occupied. On XX/XX/XXXX the borrower called in to make a payment for $X.XX and asked for the amount not applied to the missing payments be applied toward the XXX payment instead of fees. On XX/XX/XXXX the borrower called to make a payment for $X.XX for XX/XX. Borrower requested a letter reflecting the loan was in good standing because was applying for a bank loan. The agent directed the borrower to submit the request in writing. On XX/XX/XXXX the borrower called to follow up on the request and to submit it to the research department. On XX/XX/XXXX the borrower called for a status update on the letter request. On XX/XX/XXXX the borrower called to make a payment for $X.XX by XX/XX via Web. On XX/XX/XXXX the agent contacted the borrower for payment, who accepted a promise to pay $X.XX by XX/XX. On XX/XX/XXXX the borrower called and advised they were impacted by the XXX disaster and had XXX damage. No claim was opened. The agent provided XXX information. BOrrower also inquired about an insurance cancellation letter received. There was no other contact during the review period. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Per comment on XX/XX/XXXX the property incurred XXX damage due to XXX-declared disaster XXX for XXX. No claim was filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/02/2025
297342745	XXXX	XXXX	XXXX	3	[3] Occupancy - Vacant [3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Servicer called XX/XX/XXXX regarding service transfer. Borrower called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX regarding property inspection fee. Borrower called XX/XX/XXXX regarding demand letter and stated will make payment on XX/XX/XXXX. RFD cited as death of family member. On XX/XX/XXXX borrower stated will reinstate loan on XX/XX/XXXX. Borrower called XX/XX/XXXX regarding inspection. Servicer offered assistance options on account. Borrower called XX/XX/XXXX to confirm payment was received. On XX/XX/XXXX borrower stated will make payment by XX/XX/XXXX.Neglect damage noted at inspection on XX/XX/XXXX. No evidence claim was filed or damages repaired. Property is vacant. Borrower called XX/XX/XXXX to cancel duplicate payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damage noted at inspection on XX/XX/XXXX. No evidence claim was filed or damages repaired. Property is vacant.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/05/2025
297342752	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX and XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX the borrower stated that the reason for default was due to servicing problems. Loss mitigation options were discussed. The borrower was not impacted by the natural disaster. On XX/XX/XXXX the borrower was concerned about the negative credit reporting. The agent advised that the credit reporting is suspended for the XX-day transition period. The borrower made a promise to reinstate the loan by the end of the month. On XX/XX/XXXX the borrower stated that they will make a payment by XX/XX/XXXX. On XX/XX/XXXX the borrower stated that they just made the XXX payment. There has been no further communication with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/11/2025
297343674	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment on account. Claim was filed for XXX damage, date of loss XX/XX/XXXX. Claim is non-monitored. Claim funds received on XX/XX/XXXX in the amount of $X.XX and released to borrower on XX/XX/XXXX. No evidence of work order or inspection to verify repairs are completed. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Claim was filed for XXX damage, date of loss XX/XX/XXXX. Claim is non-monitored. Claim funds received on XX/XX/XXXX in the amount of $X.XX and released to borrower on XX/XX/XXXX. No evidence of work order or inspection to verify repairs are completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/08/2025
297342757	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the homeowner stated that should have received XX-day notice.  On XX/XX/XXXX, the borrower stated that received a letter that the monthly payments were dropping down to $X.XX; but the account shows $X.XX.  The agent discussed the billing statement and a payment for $X.XX for XX/XX/XXXX was promised.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Commentary dated XX/XX/XXXX reflects a discharged bankruptcy case; but no further details were cited.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	06/10/2025
297342971	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX contact made to discuss the loan status. The borrower called on XX/XX/XXXX and made a payment. On XX/XX/XXXX-XX/XX/XXXX the borrower called to discuss the insurance balance. Also advised had a XXX put on and not issues with insurance now. On XX/XX/XXXX the borrower advised the payment was already made. On XX/XX/XXXX The borrower called to discuss the non-interest-bearing principal balance that was supposed to be forgiven as part of a modification done in XXXX. On XX/XX/XXXX-XX/XX/XXXX the borrower disputed the resolution letter sent. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/10/2025
297343880	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to report damage to property and discussed forbearance options. Borrower called XX/XX/XXXX regarding insurance claim check. Claim was filed for XXX damage, date of loss XX/XX/XXXX. Claim funds in the amount of $X.XX was sent to borrower on XX/XX/XXXX. Borrower called XX/XX/XXXX regarding claim check. Claim funds received XX/XX/XXXX in the amount of $X.XX. Borrower called XX/XX/XXXX regarding status of claim. Contact from XX/XX/XXXX to XX/XX/XXXX was regarding damage claim. XX% inspection was received on XX/XX/XXXX. Borrower called XX/XX/XXXX to check status of claim funds. Final inspection has not been completed to verify all repairs are completed. Borrower called XX/XX/XXXX and stated waiting for permits to continue repairs.  There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Claim was filed for XXX damage, date of loss XX/XX/XXXX. Claim funds in the amount of $X.XX was sent to borrower on XX/XX/XXXX. Borrower called XX/XX/XXXX regarding claim check. Claim funds received XX/XX/XXXX in the amount of $X.XX. XX% inspection was received on XX/XX/XXXX. No evidence of final inspection to verify repairs completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/08/2025
297343889	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX as the loan has been performing. On XX/XX/XXXX the comments indicate that a borrower is deceased, and a death certificate was pending. There were no skip tracing efforts and XX outbound contact attempts in the last XX months. No other detrimental issues were noted. The loan is currently performing.
							07/31/2025	08/06/2025
297342975	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the loan was discussed.  On XX/XX/XXXX, the homeowner called regarding a lien on the property.  The customer was affected by both XXX and discussed a disaster forbearance.  The agent advised that the loan is eligible for a XX-month repayment plan and submitted this request to the investor for approval.  The borrower confirmed that the property has sustained damage to the XXX, XXX and XXX.  On XX/XX/XXXX, the customer called to follow up on a repayment plan.  The agent confirmed that only one payment was made, and the plan was broken.  The agent confirmed that the homeowner would need to reapply for assistance.  On XX/XX/XXXX, the borrower was informed of the missing documents to submit for the modification review.  On XX/XX/XXXX, the homeowner requested a copy of the insurance policy documents and was encouraged to contact the insurance carrier for this information.  However, the modification was denied on XX/XX/XXXX.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  There is an unspecified lien on the property per notes dated XX/XX/XXXX.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A claim was filed due to XXX damage per notes dated XX/XX/XXXX.  There was XXX damage, and the XXX were damaged and the XXX.  There is no evidence of receipt of any claim funds or any repairs being made.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297343611	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower stated they have been in the hospital for the past XX days. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX the borrower had an assumption related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower requested a payoff statement. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower made a promise to pay. There was no further contact noted. The loan is current and performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/07/2025
297344300	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX regarding interest rate and refinance options. Borrower called XX/XX/XXXX regarding escrow shortage. Borrower called XX/XX/XXXX regarding insurance claim check. Claim filed for XXX damage, date of loss XX/XX/XXXX. Claim is non-monitored. Claim funds received XX/XX/XXXX in the amount of $X.XX and released to borrower on XX/XX/XXXX. Borrower called XX/XX/XXXX regarding claim check. Borrower called XX/XX/XXXX regarding stop payment on insurance check. Servicer advised to contact insurance company to have check re-issued. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX and stated will make payment on XX/XX/XXXX. Borrower called XX/XX/XXXX regarding claim check. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Claim filed for XXX damage, date of loss XX/XX/XXXX. Claim is non-monitored. Claim funds received XX/XX/XXXX in the amount of $X.XX and released to borrower on XX/XX/XXXX. Funds were re-issued on XX/XX/XXXX and claim is closed. No evidence of inspection or work order to verify repairs are completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/02/2025
297343278	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower said they were waiting on funds to make their payment. On XX/XX/XXXX, borrower said they sent in a payment. On XX/XX/XXXX, borrower promised to pay and was not interested in modification. On XX/XX/XXXX, irate borrower called to argue total amount due and said they can't reinstate. Borrower claimed that they sent XX payments, but they were never received by servicer. Agent offered to confirm mailing address and research, but borrower ended call. On XX/XX/XXXX, borrower called and did not want to be recorded, stating it's "illegal". They said they had mailed a payment, and requested total amount due and reinstatement amount. On XX/XX/XXXX, borrower called upset about recent escrow shortage, and said she is on a fixed income and feels the increase in payments is unfair. Agent offered to spread the escrow shortage over XX months, but borrower was still concerned about future increases and expresses frustration with the mortgage company's practices. Agent also offered to review borrower for a modification. On XX/XX/XXXX, servicer made a collection call and borrower set up a payment. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/11/2025
297344983	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had a modification related inquiry. On XX/XX/XXXX, the borrower had a modification related inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had a loss mitigation inquiry. On XX/XX/XXXX, the borrower scheduled XX payments. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had a loss mitigation inquiry. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower cancelled their modification plan. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower needed assistance making a payment. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower made a promise to pay. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	07/18/2025
297343719	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Authorized third party called XX/XX/XXXX and stated will make payment by XX/XX/XXXX. Authorized third party called XX/XX/XXXX regarding payment. Authorized third party called XX/XX/XXXX to make payment. Authorized third party called regarding escrow increase and to make payment. Authorized third party called regarding escrow account. Authorized third party called to make payment. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/01/2025
297344985	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX borrower stated will make payment online by XX/XX/XXXX. Borrower called XX/XX/XXXX regarding insurance check for XXX damage. Servicer advised of endorsement process. Claim filed for XXX damage from XXX noted on XX/XX/XXXX. Claim is non-monitored. Claim funds received XX/XX/XXXX in the amount of $X.XX and released to borrower on XX/XX/XXXX. No evidence of work order or inspection to verify repairs were completed. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Claim filed for XXX damage from XXX noted on XX/XX/XXXX. Claim is non-monitored. Claim funds received XX/XX/XXXX in the amount of $X.XX and released to borrower on XX/XX/XXXX. No evidence of work order or inspection to verify repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/07/2025
297343409	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in with issues regarding online services and requested a payoff. On XX/XX/XXXX the borrower called in to make payment and stated will cure loa by the end of the month. On XX/XX/XXXX the borrower called in to make a payment for XX/XX/XXXX. On XX/XX/XXXX the borrower called in to make payment. On XX/XX/XXXX the borrower called in to make a payment on account. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called and payment was made. There was no further borrower contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297342866	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower stated that the payment would be made by end of month. Borrower noted reason for delinquency as excessive obligations. On XX/XX/XXXX, the borrower said that they had a family emergency and scheduled a payment for XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed payment scheduled for the XX and was advised that only partial fees were included. On XX/XX/XXXX, the borrower made a payment and said that XXX payment would be made on XX/XX/XXXX. On XX/XX/XXXX, borrower made a payment and wanted to set-up XXX payment for XX/XX/XXXX. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower made a payment for the escrow shortage. On XX/XX/XXXX, the borrower scheduled XXX payment for XX/XX/XXXX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	07/26/2025
297344763	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX and stated will make payment on XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment on account. On XX/XX/XXXX borrower called and scheduled payment for XX/XX/XXXX. Borrower called XX/XX/XXXX and requested letter verifying account is current. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/08/2025
297344772	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower rescheduled their payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower made a promise to pay. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/08/2025
297344782	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact noted. The loan is current and performing.
							07/31/2025	08/06/2025
297344783	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: During the review period, there were XX contact attempts and no contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
							07/31/2025	08/12/2025
297344785	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to make a payment and go over a payment plan. Agent provided total amount due. No other contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Unspecified damage occurred XX/XX/XXXX. Monitored claim opened XX/XX/XXXX. Last mention of claim was on XX/XX/XXXX, when no claim checks had been received yet. No evidence of repairs being completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/12/2025
297343489	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower scheduled payment in the amount of $X.XX for additional escrow. Borrower stated that they could not make the payment online. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/08/2025
297342776	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to request an escrow analysis. On XX/XX/XXXX, the borrower called in to make a payment. The borrower requested another escrow analysis on XX/XX/XXXX. The borrower requested removal of the escrow account on XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to confirm that the payment was made. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297342777	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is TBD.  Comments, dated XX/XX/XXXX, indicates evidence the subject property contains XXX. There were no further details provided. There is no indication that a loss draft claim or that repairs are 100% completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297342779	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in regarding trouble making a payment. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in regarding next payment due date. On XX/XX/XXXX the borrower called into make a payment for returned payment. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in to verify that payment was set up on account. There is no further borrower contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/08/2025
297342784	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the authorized third party stated that the reason for default as due to excessive obligations and was not able to talk. On XX/XX/XXXX an authorized third party called follow-up on a hazard claim. On XX/XX/XXXX the borrower called to obtain the insurance information to file a claim for XXX damage. They stated that the XXX does not work and the XXX.  On XX/XX/XXXX the borrower called with a third party to file a claim for property damage. They stated that they are working on documents for the loss mitigation workout. On XX/XX/XXXX the borrower stated that they are working on gathering the documents for a loss mitigation review. On XX/XX/XXXX an authorized third party called to obtain the insurance company information and scheduled a payment. On XX/XX/XXXX an authorized third party called to advise that they need to cancel the scheduled payment. On XX/XX/XXXX an authorized third party called to discuss the breach letter they received. On XX/XX/XXXX an authorized third party called to make a payment. The reason for default was due to a curtailment of income. On XX/XX/XXXX the borrower declined loss mitigation assistance and stated that they were unable to reinstate the account. On XX/XX/XXXX the loss draft claim was classified as stamp and go. The claim check in the amount of $X.XX was endorsed and released. On XX/XX/XXXX an authorized third party called to discuss the total amount due and was interested in a deferment. On XX/XX/XXXX the borrower stated that they received a check from the insurance company. The agent instructed the borrower to send it in to be endorsed. On XX/XX/XXXX an authorized third party called regarding claim funds they received for XXX damage. Loss mitigation options were discussed. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX an authorized third party called to request a reinstatement quote. On XX/XX/XXXX an authorized third party stated that they will be wiring the reinstatement funds. On XX/XX/XXXX an authorized third party called to schedule a payment to be drafted on XX/XX/XXXX. The reason for default was due to being ill. XX/XX/XXXX the borrower called to make a payment. There was no further communication with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX an authorized third party called to request the insurance information to file a claim for XXX damage and a XXX that was caused by a XXX. The claim was filed on XX/XX/XXXX. On XX/XX/XXXX a claim check was received in the amount of $X.XX. The claim was classified as a stamp and go. The claim funds were endorsed and released. A final inspection was not required.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/08/2025
297344079	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower stated that they received a claim check and requested instructions. On XX/XX/XXXX the borrower called to make a payment. The reason for default was due to excessive obligations. On XX/XX/XXXX the borrower called to report a new claim for XXX damage that occurred on XX/XX/XXXX. On XX/XX/XXXX the borrower called to confirm that the claim documents were received. On XX/XX/XXXX the borrower called to get an update on the claim check process. On XX/XX/XXXX the borrower called to find out where they can send the claim documents. The borrower had questions regarding the allocated funds to repair the XXX. On XX/XX/XXXX the borrower called to check om the status of the draw claim check. On XX/XX/XXXX the borrower called to find out what was needed for the claim. On XX/XX/XXXX the borrower called to check on the status of the claim check. On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX the borrower called to order an inspection. On XX/XX/XXXX the borrower called to check on the status of the claim. On XX/XX/XXXX the borrower called to verify the inspection status. On XX/XX/XXXX the borrower stated that they are waiting on a call from the inspector regarding the loss draft claim. On XX/XX/XXXX the borrower was instructed to send in the adjuster's report. They stated that they are not ready for a final inspection. On XX/XX/XXXX the borrower called to speak with a supervisor regarding claim documents that they are trying to send in for review. On XX/XX/XXXX the borrower was informed that a loss draft draw check was sent in the amount of $X.XX on XX/XX/XXXX. There has been no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower filed a claim for XXX damage that occurred on XX/XX/XXXX.On XX/XX/XXXX a claim check was received in the amount of $X.XX.  A claim check was received on XX/XX/XXXX in the amount of $X.XX. A loss draft draw was mailed to the borrower on XX/XX/XXXX in the amount of $X.XX. As of XX/XX/XXXX a final inspection is needed in order to further process the claim.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/12/2025
297344092	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  From XX/XX/XXXX through XX/XX/XXXX there was no contact between the parties. On XX/XX/XXXX the borrower called and accepted a promise to pay $X.XX. The borrower had opened an insurance claim with the prior servicer and wanted to know the status. The servicer confirmed the check of $X.XX and advised what documents were needed. Borrower also questioned the balance reflected through the website. The insurance claim was for a date of loss on XX/XX/XXXX for XXX damage. ON XX/XX/XXXX the borrower called about the endorsed checks status. The agent advised they were mailed back XXX checks for $X.XX and $X.XX due to missing endorsements by the borrower. On XX/XX/XXXX the borrower called for the status of the checks and the restriction placed on escrow. On XX/XX/XXXX the borrower called for the status of the checks and was advised the servicer needed the contractor's XXX to move forward with the claim. There was no contact from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the borrower called due to the latest billing statement received and wanted the fees waived. The agent advised they cannot remove the fee for the inspection. NO further communications occurred during the review period. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Per comment on XX/XX/XXXX, the property was damaged by XXX declared XXX on XX/XX/XXXX which caused XXX damage. No indication the repairs have been completed. Per comment on XX/XX/XXXX the servicer was missing documents needed before sending out an inspector and closing out the claim.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/12/2025
297343202	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the authorized third party called in for new loan number. There was no further borrower contact on account. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comments on XX/XX/XXXX indicated XXX damage due to XXX. There is no indication of claim filed or repairs completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/08/2025
297343490	XXXX	XXXX	XXXX	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in for loan information. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in regarding payment change. There was no further borrower contact made on account. Loan is performing and is in active bankruptcy.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/07/2025
297343491	XXXX	XXXX	XXXX	2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX the borrower called to discuss the account details. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX the borrower called to make a payment. The loan is currently performing in bankruptcy.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297343210	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There has been no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the borrower called to report a new claim for XXX damage that occurred on XX/XX/XXXX. They received a claim check in the amount of $X.XX. The agent advised that the adjuster's report and endorsed check is needed. There is no evidence that the loss draft items were received. There has been no further communication with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX the borrower called to report a new claim for XXX damage that occurred on XX/XX/XXXX. They received a claim check in the amount of $X.XX. The agent advised that the adjuster's report and endorsed check is needed. There is no evidence that the loss draft items were received or that the repairs were made.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297343217	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in to make a payment for XXX and questioned principal balance amount. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in to request a payment history. On XX/XX/XXXX the borrower called in regarding taxes and insurance on loan. On XX/XX/XXXX the borrower called in regarding insurance refund check. On XX/XX/XXXX the borrower called in regarding insurance refund check and was told to deposit to their account and make an escrow payment. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in to find out when payment is due. There was no further borrower contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/12/2025
297343493	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower inquired on flood insurance and had bankruptcy questions. Advised them that the bankruptcy department is closed right now. Borrower stated that they are in bankruptcy right now and that any letter should be directed to their lawyer. On XX/XX/XXXX, authorized third party stated that there is no transfer of claim on file, so that the trustee can send payments to the correct place. On XX/XX/XXXX, the borrower stated that they are not changing flood insurance until the current policy expires. Advised them that lender placed insurance will remain on file until they get their own insurance. On XX/XX/XXXX, borrower wanted to verify flood coverage amounts. On XX/XX/XXXX, the borrower was advised that lender placed insurance was removed and the declaration pages were received with the correct coverage. Borrower noted XXX damage. On XX/XX/XXXX, the borrower noted a claim for XXX damage from XX/XX/XXXX. Advised the borrower to send the check to be endorsed. Also advised them of needing adjuster's report and claim check in order to process the claim and provided time frames. On XX/XX/XXXX, the borrower discussed claim check and contractor's proposal. On XX/XX/XXXX, borrower discussed claim and was advised of documents being received. Claim check in the amount of $X.XX was deposited on XX/XX/XXXX. On XX/XX/XXXX, the borrower inquired on claim status and was advised of initial draw of $X.XX. Initial draw was mailed on XX/XX/XXXX. On XX/XX/XXXX, the borrower was advised of inspection needed to release the rest of the funds. On XX/XX/XXXX, borrower inquired on how to fill out WOL and requested an inspection. On XX/XX/XXXX, the borrower discussed inspection and claim. On XX/XX/XXXX, the borrower inquired on the status of the claim and to see if the documents they uploaded were received. XX+% inspection was noted on XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed insurance and advised that lender placed insurance can be removed once documents with correct coverage were received. On XX/XX/XXXX, remaining funds were mailed and claim was closed on XX/XX/XXXX. On XX/XX/XXXX, the borrower was advised that the claim check was mailed. Bankruptcy was discharged on XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed bankruptcy and was advised of payment due for XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed escrow analysis and of the payment change for XXX payment. On XX/XX/XXXX, the borrower was advised of surplus check. On XX/XX/XXXX, the borrower requested statement. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damage was noted with a date of loss of XX/XX/XXXX. Borrower noted XXX damage on XX/XX/XXXX. Claim check in the amount of $X.XX was deposited on XX/XX/XXXX. Draw in the amount of $X.XX was noted on XX/XX/XXXX. Final draw was requested on XX/XX/XXXX in the amount of $X.XX. Per comment on XX/XX/XXXX, XX+% inspection was noted. Claim was closed on XX/XX/XXXX. No indication of 100% inspection.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297342996	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower wanted to see if payments were posted on their account and will call back once they have their bank information to make a payment. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. Bankruptcy was discharged on XX/XX/XXXX. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower needed assistance getting online. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/08/2025
297343494	XXXX	XXXX	XXXX	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called to discuss the upcoming loan transfer. On XX/XX/XXXX an agent informed the borrower that a transfer of claim will be filed shortly. The borrower stated that they will not make a payment until it is sent. On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX and XX/XX/XXXX the borrower had questions regarding the taxes. On XX/XX/XXXX the borrower called to verbally dispute the legal fees and was instructed to consult with a judge or attorney about the fees. On XX/XX/XXXX the borrower made a promise to pay. On XX/XX/XXXX and XX/XX/XXXX the borrower had questions regarding the loan payments and requested a copy of the XXX and XXX billing statements. On XX/XX/XXXX the borrower requested a copy of the billing statement. There has been no further communication with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  There was a prior Chapter XX bankruptcy, case#XXX that was filed on XX/XX/XXXX and was dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297343000	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to make a payment by phone and reported XXX and XXX damage to the property. The borrower did not file an insurance claim due to the high deductible. The borrower made payments by phone on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower reported XXX and XXX damage on XX/XX/XXXX. The borrower did not file an insurance claim due to the high deductible. No further details were provided and there is no evidence of completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/12/2025
297343005	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX regarding payment history. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297343006	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. The borrower made payments by phone on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower called in regarding the payment increase. The borrower made payments by phone on XX/XX/XXXX,  XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/12/2025
297343640	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. There is evidence of a Chapter XX bankruptcy that was discharged on XX/XX/XXXX. There have been 5 outbound contact attempts and XX skip tracing attempt. The loan is currently performing.
							07/31/2025	08/06/2025
297344531	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, authorized third party/successor/spouse called to make a payment. On XX/XX/XXXX, authorized third party/successor/spouse called to inform servicer of borrower's passing. Agent advised them on what documents were needed. On XX/XX/XXXX, authorized third party/successor/spouse called to obtain a copy of the note. On XX/XX/XXXX, authorized third party/successor/spouse called for copy of mortgage and transaction history. On XX/XX/XXXX, servicer called authorized third party/successor/spouse to go over required documentation needed regarding deceased borrower. There was no further contact with borrower. Loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	07/09/2025
297344532	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower stated that they had a XXX but no other property damage from XXX. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower made a payment on their account. On XX/XX/XXXX, the borrower stated they were laid off from their job and had medical expenses. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment.  There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, the borrower stated that they had a XXX but other property damage during the most recent natural disaster. There is no indication that a loss draft claim was filed or that repairs were 100% completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/09/2025
297344538	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  From XX/XX/XXXX to XX/XX/XXXX there was no contact between the parties, although the servicer called borrower four times. On XX/XX/XXXX the servicer called the borrower to ask for payment. Borrower accepted a promise to pay $X.XX. The agent discussed loss mitigation options, but the borrower advised they would try to catch up on their own. Borrower confirmed the property was owner-occupied. There was no contact between the parties from XX/XX/XXXX throughXX/XX/XXXX, although the servicer attempted contact eleven times. On XX/XX/XXXX the borrower called and accepted a promise to pay $X.XX by XX/XX/XXXX. The borrower advised the reason for delinquency was due to a death outside the state. Borrower confirmed the property was owner-occupied. The servicer attempted to contact the borrower twice between XX/XX/XXXX and XX/XX/XXXX.  On XX/XX/XXXX the borrower requested the year-end tax statement and informed the servicer that they could not access the account online because they kept forgetting their login credentials. The agent provided the username and a temporary password. No other contact occurred from XX/XX/XXXX through XX/XX/XXXX. The account is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	02/26/2025
297343651	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the homeowner is called to discuss loss mitigation options due to a resolved Covid hardship.  On XX/XX/XXXX, the borrower stated that the loan became delinquent since recently had a medical procedure.  The customer set up a repayment plan from XX/XX/XXXX through XX/XX/XXXX.  Owner occupancy was verified.  On XX/XX/XXXX, an automated credit dispute verification form regarding a credit item was received.   The credit dispute was resolved as the previously furnished information was updated.  On XX/XX/XXXX, the borrower reported a new claim due to XXX damage that occurred on XX/XX/XXXX.  The servicer discussed the claim process.  On XX/XX/XXXX, the borrower plans to submit the documentation so that the claim check will be endorsed.  On XX/XX/XXXX, the homeowner confirmed that the repairs were completed, and the servicer ordered an inspection.  The contractor’s proposal and waiver of lien were requested.  On XX/XX/XXXX, the customer was informed that a waiver of lien form from the siding XXX should be sent to the servicer.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A claim was filed for XXX and XXX damage that occurred on XX/XX/XXXX.  A claim check for $X.XX was deposited into restricted escrow on XX/XX/XXXX.  An inspection dated XX/XX/XXXX reported that the repairs were XX% completed per notes dated XX/XX/XXXX.  However, the release of the funds are pending receipt of a waiver of lien as of the review date.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/12/2025
297343497	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in regarding mortgage statement received. There was no borrower contact made from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in regarding service transfer and was told there is no transfer noted. There was no further borrower contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297344332	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower requested assistance and advised them of the documents needed. Reason for delinquency was noted as death of family member. On XX/XX/XXXX, borrower stated that they wanted to seek a deferment and advised them of the amount due on the loan. On XX/XX/XXXX, the borrower stated that they wanted to reinstate but is unable to pay the foreclosure fees. Advised them that only an amount that would fully reinstate the loan would be accepted. Borrower inquired on loss mitigation process. Borrower noted that ex-spouse passed and current fiancé was in a car accident. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/12/2025
297344334	XXXX	XXXX	XXXX	3	[3] Loan has evidence of title issue(s). [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX and stated she will not pay on loan; stated has paid all she owes. Borrower called XX/XX/XXXX to see why account is in foreclosure. Servicer went over payment history and no payments have been received since XX/XX/XXXX. Borrower called XX/XX/XXXX regarding escrow increase. Borrower called XX/XX/XXXX to get reinstatement amount. Borrower called XX/XX/XXXX and XX/XX/XXXX to confirm if reinstatement was received. Borrower called XX/XX/XXXX regarding fees on account and escrow analysis. Borrower called XX/XX/XXXX to make payment. Dispute received XX/XX/XXXX. Borrower disputed principal balance. Acknowledgment letter was sent XX/XX/XXXX and extension letter was sent XX/XX/XXXX. Borrower called XX/XX/XXXX regarding insurance policy. Borrower called XX/XX/XXXX to discuss account. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Prior mortgage on title noted on XX/XX/XXXX. No evidence of release of lien.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297344339	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower stated that they had fallen behind due to excessive obligations and will be applying for assistance. On XX/XX/XXXX the borrower called to discuss loss mitigation retention options. On XX/XX/XXXX the borrower called to go over the documents that are still needed for a workout review. On XX/XX/XXXX the borrower stated that they will not be needing loss mitigation assistance due to family members have moved in to help with the household expenses. On XX/XX/XXXX the borrower stated that they lost a family member and are getting funds from a XXX. A reinstatement quote was ordered. On XX/XX/XXXX the borrower called for a reinstatement quote. On XX/XX/XXXX an agent informed the borrower of the grace period. On XX/XX/XXXX the borrower had questions regarding the negative payments on the account. XX/XX/XXXX the borrower made a payment. On XX/XX/XXXX the borrower called to confirm that the payment was received. On XX/XX/XXXX the borrower stated that they are still receiving a notice of sale from other companies. The agent advised that the loan is no longer in foreclosure and is pending an update. The account was discussed. There has been no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/08/2025
297345013	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had a loss mitigation inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had a loss mitigation inquiry. On XX/XX/XXXX, the borrower had a loss mitigation inquiry. On XX/XX/XXXX, the borrower had a trial plan inquiry. On XX/XX/XXXX, the borrower made a trial payment. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower had a modification related inquiry. On XX/XX/XXXX, the borrower had a modification related inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had a modification related inquiry. On XX/XX/XXXX, the borrower had a modification related inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had a payment related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/12/2025
297345017	XXXX	XXXX	XXXX	3	[3] Occupancy - Vacant [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to make XX payments, and promised to make XX more next month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297343836	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called with a third party to check on the status of the claim. On XX/XX/XXXX the borrower called in to make a payment and wanted to add their spouse to the loan. The co-borrower stated that they want to start the assumption process. On XX/XX/XXXX an authorized third party called to check on the status of the final draw. On XX/XX/XXXX a final inspection found that the repairs were XX%+ completed and the final draw was mailed on XX/XX/XXXX. On XX/XX/XXXX an authorized third-party spouse called to check on the status of the final loss draft draw. The agent advised that it was sent on XX/XX/XXXX and to allow 8-10 days for delivery. There has been no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/08/2025
297343498	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to discuss a possible repayment plan. On XX/XX/XXXX, borrower called for total amount due. On XX/XX/XXXX, borrower called for wiring instructions. On XX/XX/XXXX, borrower called regarding receipt of reinstatement funds they sent. Agent stated they had not yet received the funds, and they need proof of confirmation of wire transfer. Borrower did not have confirmation, but they did have the wire request and bank account shows funds withdrawn. Borrower was to send this information as soon as possible. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Unspecified damages from XXX noted on XX/XX/XXXX. No repairs made and no claim filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/13/2025
297342947	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower called to schedule a payment for $X.XX. On XX/XX/XXXX, the borrower called to discuss possible assistance. Accounts are current and the agent advised as long payment is made by the end of the month no credit reporting and late fees can be paid later. The borrower has the number for 2nd liens and states will call later to see if there is anything that can be done. The agent advised the borrower if assistance is needed later to give Servicer a call. On XX/XX/XXXX, the agent called and spoke to the borrower who scheduled payment. On XX/XX/XXXX, the agent called and spoke the borrower who scheduled a payment for XX/XX/XXXX. On XX/XX/XXXX, the agent called and spoke to the borrower who scheduled a payment for $X.XX, effective XX/XX/XXXX. On XX/XX/XXXX, The borrower called and spoke with agent. The borrower scheduled a payment. On XX/XX/XXXX, The agent called and spoke to borrower who stated will make payment online by XX/XX/XXXX for $X.XX. Borrower declined ACH. On XX/XX/XXXX, the borrower called and advise will make the payment online on XX/XX/XXXX. There was no additional contact with the borrower during the review period. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/12/2025
297342949	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower had a loss mitigation inquiry. On XX/XX/XXXX, the borrower had a loss mitigation inquiry. On XX/XX/XXXX, the borrower had a loss mitigation inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower inquired about a modification. On XX/XX/XXXX, the borrower had an account related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/07/2025
297343500	XXXX	XXXX	XXXX	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had a loss mitigation inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had a loss mitigation inquiry. On XX/XX/XXXX, the borrower had a loss mitigation inquiry. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower made a payment. There was no further contact noted. The loan is performing and in active Bankruptcy.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  A prior Chapter XX, case number XXX, was filed on XX/XX/XXXX and discharged on XX/XX/XXXX. A prior Chapter XX, case number XXX, was filed on XX/XX/XXXX and dismissed on XX/XX/XXXX. A prior Chapter XX. case number XXX, was filed on XX/XX/XXXX and dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/11/2025
297343502	XXXX	XXXX	XXXX	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [2] Current Status - Bankruptcy [2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the borrower called to discuss the loan and stated that they are blind in one eye and is going blind in the other. The borrower began yelling and using profanity. The call was terminated. There has been no further communication with the borrower. The loan is currently performing in bankruptcy.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  There was a prior Chapter XX bankruptcy, case#XXX that was filed on XX/XX/XXXX and was dismissed on XX/XX/XXXX. There was a prior Chapter XX bankruptcy, case#XXX that was closed.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297343726	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to discuss assistance options. Servicer approved XX month repayment plan. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment, Borrower called XX/XX/XXXX regarding homeowners insurance documents. Borrower called XX/XX/XXXX regarding repayment plan. Servicer called XX/XX/XXXX to discuss account. Borrower stated will make payment by XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/09/2025
297343735	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Despite several contact attempts from the servicer, there was no contact with the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower cited excessive obligations as the reason for default and was given loss mitigation options. The borrower made a payment. The borrower made payments by phone on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower reported XXX issues on XX/XX/XXXX. No further details were provided and there is no evidence of an insurance claim or completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/10/2025
297343058	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in to payment. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX and XX/XX/XXXX the borrower called in to make payment, on XX/XX/XXXX and XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX and XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX and XX/XX/XXXX the borrower called in to make a payment. There was no further borrower contact made.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments on XX/XX/XXXX indicate XXX damage there is no further indication of repairs completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	07/28/2025
297344384	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[2] Evidence of deceased borrower(s).

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No Contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called and stated son was residing in property but has passed away, stated intent to get property sold but Deed was in son’s name and there is court process they will need to go through before being able to sell property. The borrower stated will be able to reinstate the account in full by the end of Month and ordered reinstatement figures. The borrower will check back by the end of the week for info on reinstatement. The agent provided an explanation of all workout options. On XX/XX/XXXX, the borrower called for reinstatement quote and stated will wire funds for $X.XX today. There was no additional contact with the borrower during the review period. Loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	07/24/2025
297344388	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, servicer called to collect payment, and borrower promised to pay. On XX/XX/XXXX, servicer called to collect payment. Borrower stated he can only pay $X.XX due to funeral expenses and surgery they recently had. Agent discussed possible deferral. On XX/XX/XXXX, servicer called to collect payment, which borrower made. On XX/XX/XXXX, servicer called to verify modification completion. On XX/XX/XXXX, servicer called to collect payment, which borrower could not make. On XX/XX/XXXX, servicer called to collect payment. Borrower said they were tired of the collection called, but did not want a cease and desist. On XX/XX/XXXX, servicer called to collect payment, which borrower could not make. On XX/XX/XXXX, servicer called to collect payment. Borrower advised that they had had a medical procedure, but promised to pay. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/08/2025
297344397	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[3] Property Damage - UTD - No evidence of resolution

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no customer contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX, the customer called in to verify the status of the account. The servicer advised a possibility for a modification, but being there was a previous modification completed, it may be denied. XX/XX/XXXX, the borrower discussed modification documents and confirmed general information including the total due and fees on the account. The servicer confirmed proof of income was needed to proceed with the modification review. On XX/XX/XXXX, the borrower requested a modification package to be sent out. On XX/XX/XXXX the borrower verified general account information and all documents that would be needed for the modification review. On XX/XX/XXXX the borrower inquired about the modification status and was informed to follow up on XX/XX/XXXX for an update. XX/XX/XXXX the customer confirmed account fees, the total due and confirmed bank statements were sent to the modification team via email. On XX/XX/XXXX, the borrower discussed recent unemployment occurred; the servicer advised their loss mitigation documents were received but could take up to XX days for the complete review. The borrower was advised to follow up for a status update by XX/XX/XXXX. On XX/XX/XXXX, the customer called in to verify if the modification review was approved; the servicer confirmed the approval letter was in fact on the account and would be mailed out. On XX/XX/XXXX, the borrower verified the modification expectations, terms and conditions. On XX/XX/XXXX, the customer called in to schedule the XX trial payment of $X.XX for the XX/XX/XXXX payment. On XX/XX/XXXX the servicer confirmed the first trial payment to begin on XX/XX/XXXX. The customer had no further questions. On XX/XX/XXXX the customer called in to confirm the scheduled XX trail payment of $X.XX. On XX/XX/XXXX, the customer called in to inquire about the status of the account. On XX/XX/XXXX, the borrower scheduled the XXX trial payment. On XX/XX/XXXX, the servicer advised to continue monthly payments until the modification was booked on the account. On XX/XX/XXXX, the customer verified the trial documents were on account and was provided with the total due on account including fees along with discussing unemployment had impacted the ability to pay. On XX/XX/XXXX, the borrower verified if the modified payments would include any escrow advances and the payment would reflect $X.XX. The servicer confirmed payment was expected for the XX/XX/XXXX trial payment. On XX/XX/XXXX, the customer called in to confirm their documents were completed by the notary and the documents would be mailed back asap. On XX/XX/XXXX, the servicer confirmed the modification agreement had been received, verified the loan terms and any updates regarding the new modification would take a few weeks to reflect in the system. On XX/XX/XXXX, the borrower scheduled a payment for XX/XX/XXXX and the servicer verified general modification questions. On XX/XX/XXXX, the borrower called in to confirm general information in regard to the modification. On XX/XX/XXXX, the customer called in regarding several letters that the loan was transferred to a new Servicer. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower inquired about the XXX year-end statement. On XX/XX/XXXX, the borrower called to confirm a XXX payment of $X.XX would be made for the XXX due date. On XX/XX/XXXX, the customer confirmed that a partial payment would be made and was informed of assistance options available online. On XX/XX/XXXX, the customer verified unexpected expenses including car repairs and the loss of a pet occurred and set up payments to bring the account current. On XX/XX/XXXX, the borrower called in a payment, discussed fees associated with the account and verified the payment arrangements were showing on the account. The servicer confirmed the account reflected escrow for tax and insurance. On XX/XX/XXXX, the servicer confirmed the last payment was made XX/XX/XXXX. On XX/XX/XXXX, the customer verified partial payments were made in XX/XX/XXXX for $X.XX was showing on the account but would be held in suspense until the remaining funds would be received to complete the full expected payment. The servicer also confirmed the full payment history could be accessed online. The borrower confirmed there would be another $X.XX payment made XX/XX/XXXX. On XX/XX/XXXX, the servicer confirmed the insurance policy had expired and requested a new declaration. The customer verified financial difficulties to make the expected payment. On XX/XX/XXXX, the customer called in to set up payment arrangements for XX/XX and XX/XX, IAO $X.XX, to help bring the account current. The representative verified the past due amount and fees associated with the loan and noted the account to prevent further calls regarding the delinquency. On XX/XX/XXXX, the borrower discussed all retention options and verified intentions on making a $X.XX payment by XX/XX/XXXX through XXX. On XX/XX/XXXX the customer discussed the outstanding balance of $X.XX and went over assistance options. On XX/XX/XXXX the borrower confirmed if a payment could be made with a credit card, which the representative confirmed was unacceptable. The customer agreed to send the payment via XXX. On XX/XX/XXXX the customer verified if payment could be made earlier than the expected due date. The borrower agreed to pay $X.XX by XX/XX/XXXX via XXX. The borrower called to discuss an overdue payment from XXX. The servicer discussed a payment change would occur, due to increase in insurance, and the escrow surplus funds were mailed out. On XX/XX/XXXX, the customer called in to verify the escrow overage check information. The servicer confirmed $X.XX was mailed out on XX/XX/XXXX and to expect up to XX days for delivery. On XX/XX/XXXX, the customer called in to discuss the escrow funds were still not received and would also reflect on the online account. The servicer also confirmed the payment change expected to reflect on the account and made notations of a possible late fee. The account remains performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On XX/XX/XXXX, the borrower advised they had XXX issues and the XXX. There was no evidence a claim was filed or repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/12/2025
297343933	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower stated that they were accepting the trial modification plan. On XX/XX/XXXX, the borrower was advised that once the trial modification is completed, the final modification document would be sent to them. Reason for delinquency was noted as curtailment of income. On XX/XX/XXXX, the borrower discussed trial modification. On XX/XX/XXXX, the borrower discussed trial modification. On XX/XX/XXXX, the borrower discussed trial payment. Trial plan was completed on XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed trial plan. Advised them that trial was completed and that the final modification is being created. On XX/XX/XXXX, the borrower inquired on the agreement being received. Advised them that they would only need to send one of the copies back. On XX/XX/XXXX, the borrower scheduled a payment for XX/XX/XXXX. Loan modification was booked on XX/XX/XXXX. On XX/XX/XXXX, the borrower inquired on letter they received and was advised of the loan being current. The borrower also discussed payment methods and how to update their insurance. On XX/XX/XXXX, the borrower requested the mailing address for the servicer. Provided address to the borrower. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297344400	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Authorized third party called XX/XX/XXXX regarding late fees on account. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Servicer offered assistance options. On XX/XX/XXXX borrower made payment. On XX/XX/XXXX servicer called regarding escrow analysis and new payment. Borrower called XX/XX/XXXX and stated will call back to make payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment and declined assistance options. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX and requested copy of XXX tax form. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX regarding late fees. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/10/2025
297345093	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower requested workout options. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower made a promise to pay. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/10/2025
297345105	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there was 1 attempt to contact the borrower from XX/XX/XXXX to XX/XX/XXXX due to the borrower being in bankruptcy. On XX/XX/XXXX, the borrower called in for help logging into their online account. The borrower advised that the XXX of the property needs to be replaced. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower reported that the XXX of the property needs to be replaced on XX/XX/XXXX. No further details were provided and there is no evidence of an insurance claim or completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	07/24/2025
297343963	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower noted death of other borrower. Borrower was advised to send in the death certificate, which they did later in the day. On XX/XX/XXXX, the borrower was advised of account being current. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	07/10/2025
297343972	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower advised they were interested in selling the property and wanted the unpaid principal balance and an estimated payoff. The servicer advised there was $X.XX added to the payoff from the principal amount due to a modification. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments on XX/XX/XXXX indicated a disaster inspection was ordered. The inspection was completed per comments on XX/XX/XXXX and XX/XX/XXXX. The disaster inspection indicted no damage but also indicated XXX damage from the disaster. Comments on XX/XX/XXXX also indicated the borrower was not affected by the disaster. There was no evidence an insurance claim was filed, and details of the XXX damage was not provided. Comments did not mention the property being located in a XXX declared disaster area. There was no evidence of repairs to the property.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/12/2025
297343506	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the borrower stated that plans to pay on the XX of the month when the disability income is scheduled to arrive.  The customer is going through health issues.  Owner occupancy was verified.  On XX/XX/XXXX, the homeowner called regarding the welcome letter.   The customer confirmed that the primary borrower was the parent and is deceased.  The agent requested a copy of the death certificate.  Owner occupancy was verified.  On XX/XX/XXXX, the borrower called to make a partial payment of $X.XX towards the mortgage.  The homeowner could not make the full payment due to financial hardship and wanted to pay the late fees separately.  There was no additional income.  The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Commentary dated XX/XX/XXXX reflected a discharged bankruptcy case; but no further details were provided.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297343509	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the customer made a payment.  On XX/XX/XXXX, the homeowner stated that had been laid off from work; but that the hardship has been resolved.  On XX/XX/XXXX, the borrower scheduled a payment after citing excessive obligations as the hardship.  Owner occupancy was verified.  On XX/XX/XXXX, the customer payment was made.  On XX/XX/XXXX, the borrower confirmed that the hardship of reduced income has been resolved.  The agent discussed a possible repayment plan. The homeowner stated that had been making payments but was not receiving credit for them. The agent reviewed the account and found that the payment amount had changed in XXX, which was before the customer’s account was transferred to XXX. The agent explained that the account was behind due to a loss of income and a forbearance plan in XXXX. The agent sent the customer two spreadsheets, one showing payment history and the other showing payment disbursements. The agent also provided the customer with a fax number and email address to dispute the default notice by providing bank statements showing payments made.  On XX/XX/XXXX, the agent advised that the demand letter expires on XX/XX/XXXX.  A payment of $X.XX was made.  On XX/XX/XXXX, the homeowner made a payment of $X.XX with the agent.  On XX/XX/XXXX, the customer promised to pay the month of XXX and discussed the upcoming payment change scheduled for XX/XX.  On XX/XX/XXXX, an automated credit dispute verification form regarding a credit item was received.   The credit dispute was resolved as the previously furnished information was updated.  On XX/XX/XXXX, the borrower verified the details of the last payment made on XX/XX/XXXX.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A non-monitored claim was filed for XXX damage that occurred on XX/XX/XXXX.  All claim funds totaling $X.XX were released on XX/XX/XXXX and the claim was closed.  The damage details and repair status were not indicated.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/10/2025
297343513	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the homeowner cited the hardship as death of family members.  The borrower plans to bring the loan current.  Owner occupancy was verified.  On XX/XX/XXXX, the customer scheduled XX payments for $X.XX for XX/XX/XXXX and XX/XX/XXXX.  On XX/XX/XXXX, the borrower inquired about getting a cash out refinance to get a new XXX.  On XX/XX/XXXX, a payment for $X.XX was made with the agent.  On XX/XX/XXXX, the homeowner requested a copy of the grant deed for the property and was instructed that this request needs to be in writing.  On XX/XX/XXXX, the customer inquired about the income of adding ex-spouse’s name back to the deed on the mortgage.  The agent clarified that the mortgage is not affected by the deed and that the customer should consult with her lawyer for deed-related matters.  The customer then inquired about the possibility of consolidating the non-interest-bearing principle if they refinanced the mortgage. The agent confirmed that refinancing would consolidate the principal and change the interest rate. The customer decided to keep the mortgage as is and expressed satisfaction with the information provided.  There was no additional income. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments dated XX/XX/XXXX reflect a discharged bankruptcy case; but no further details were provided.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	05/15/2025
297343516	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in to confirm amount needed to cure the loan On XX/XX/XXXX the borrower called in to wiring wiring instructions. There was no borrower contact made from XX/XX/XXXX to XX/XX/XXXX, on XX/XX/XXXX the borrower called in to make a payment. There was no further contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/12/2025
297343523	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the customer scheduled two payments for $X.XX on XX/XX/XXXX and XX/XX/XXXX.  On XX/XX/XXXX, the payment was scheduled for XX/XX/XXXX.  The hardship is due to curtailment of income.  The homeowner stated that a claim had been filed due to XXX caused by the disaster.  A disaster forbearance plan was set up for XX months.  On XX/XX/XXXX, the borrower reported a claim had been filed due to XXX damage.  XXX had damaged the XXX.  The customer thought the loan was set up on a disaster forbearance plan.  The agent replied that the disaster forbearance plan would end in XXX.  Owner occupancy was verified.  On XX/XX/XXXX, the servicer advised the homeowner that the investor does not allow forbearance on any type of their loans.  A payment of $X.XX was scheduled for XX/XX/XXXX.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, the customer confirmed that a claim had been filed due to a XXX caused by the disaster.  On XX/XX/XXXX, the homeowner reported a claim had been filed due to damage to the XXX, XXX and XXX.  The XXX was also possibly damaged.  There is no evidence of receipt of any claim funds or any repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/10/2025
297343527	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.   On XX/XX/XXXX, the agent explained the demand letter and discussed workout options.  On XX/XX/XXXX, the homeowner made a payment with the agent.  On XX/XX/XXXX, the borrower called and made a payment for $X.XX with an agent.  Owner occupancy was verified.  On XX/XX/XXXX, the customer called to inquire about loan information related to late spouse’s estate.  The homeowner wanted to have the spouse’s name removed and have the payments reported to the credit bureau.  The agent explained that due to a prior bankruptcy, the payments were considered voluntary and not reported to the credit bureau.  On XX/XX/XXXX, the homeowner promised to pay by tomorrow.  The borrower also shared about a recent car accident and issues with their insurance coverage.  On XX/XX/XXXX, the agent called the borrower and verified the account details and confirmed the last payment was made on XX/XX/XXXX.  On XX/XX/XXXX, the customer called to inquire about their mortgage statement, specifically the non-interest-bearing principal balance. They wanted to understand how this balance is handled at the end of the loan term or when selling the house. The customer also asked about refinancing and home equity loan options, and the agent explained the company’s policies regarding these options and suggested contacting local banks.  There was no additional contact.  The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	07/30/2025
297344168	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: During the review period, there were XX contact attempts and no contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
							07/31/2025	08/09/2025
297344173	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact noted. The loan is performing.
							07/31/2025	07/24/2025
297344174	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, authorized third party inquired on claim for damage which occurred on XX/XX/XXXX and requested mailing address. Claim check in the amount of $X.XX was noted on XX/XX/XXXX. On XX/XX/XXXX, authorized third party discussed endorsement status. Advised them that adjuster's worksheet and attestation to repair documents were needed. On XX/XX/XXXX, authorized third party discussed documents and was advised of time frame for review. First draw of $X.XX was noted on XX/XX/XXXX. On XX/XX/XXXX, authorized third party discussed draw and was advised of draw being ordered on XX/XX/XXXX. First draw was mailed on XX/XX/XXXX.On XX/XX/XXXX, authorized third party was advised of draw being mailed out. On XX/XX/XXXX, authorized third party discussed inspection request. On XX/XX/XXXX, authorized third party discussed inspection status and advised them that no communication was provided yet. XX% inspection was dated XX/XX/XXXX. On XX/XX/XXXX, borrower scheduled a payment for XX/XX/XXXX. On XX/XX/XXXX, authorized third party was advised of XX% inspection from XX/XX/XXXX. Advised them that the remaining funds would be released and expedited. Final draw was ordered on XX/XX/XXXX. On XX/XX/XXXX, borrower scheduled payment and it was noted that final draw was mailed. Claim was closed on XX/XX/XXXX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Resolved: Damage from natural disaster with date of loss of XX/XX/XXXX.XX% inspection dated XX/XX/XXXX. Final draw mailed XX/XX/XXXX. Claim closed XX/XX/XXXX.
							07/31/2025	08/12/2025
297344175	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. There was no further contact with borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/10/2025
297344178	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no contact with borrower and attempts to contact borrower were not successful. Loan was XX days delinquent XX/XXXX but has been performing from XX/XXXX to XX/XXXX.
							07/31/2025	05/23/2025
297344182	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower stated that family member passed away and was the only source of income, Borrower stated that they are trying to get assistance from a family member. Borrower stated being disabled and has no assistance. On XX/XX/XXXX, the borrower discussed loss mitigation and was interested in accepting it. Borrower stated that they are now working. On XX/XX/XXXX, the borrower agreed to set-up trial payments for XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower inquired on payment and was advised of payment processed on XX/XX/XXXX. Advised them to allow 1 to 3 days for the funds to be withdrawn. On XX/XX/XXXX, the borrower discussed payments and was advised that foreclosure was on hold due to being in loss mitigation. Trial modification was completed on XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed final modification documents. Borrower scheduled payments for XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower was advised of final modification documents sent to them. Borrower stated that they have not received them yet and advised the borrower of what they needed to do with the modification documents before returning them. Loan modification was booked on XX/XX/XXXX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	07/24/2025
297344183	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower noted death in the family and scheduled payment for XX/XX/XXXX. On XX/XX/XXXX, the borrower stated that they would be making a payment in XX days and requested a deferment. On XX/XX/XXXX, the borrower reiterated that they wanted to do a deferral. On XX/XX/XXXX, the borrower was advised of application sent to them and that they would need to complete the application. On XX/XX/XXXX, the borrower discussed assistance. On XX/XX/XXXX, the borrower discussed assistance. On XX/XX/XXXX, the borrower was advised that the deferral is open and pending underwriter review. Deferment was booked on XX/XX/XXXX. On XX/XX/XXXX, the borrower was advised of booked deferment and that the loan is next due for XX/XX/XXXX. Provided borrower with new payment amount. Borrower scheduled payment for XX/XX/XXXX. Payment was returned on XX/XX/XXXX due to invalid account number. On XX/XX/XXXX, the borrower discussed payment and was advised of bank account being changed. On XX/XX/XXXX, the borrower noted issues with bank account and made a payment. On XX/XX/XXXX, the borrower noted illness as reason for delinquency and discussed modification. On XX/XX/XXXX, the borrower discussed reinstatement. On XX/XX/XXXX, borrower inquired on reinstatement amount. On XX/XX/XXXX, borrower sought clarification on total amount due. On XX/XX/XXXX, the borrower wanted to verify that the reinstatement check was received. Advised them that the check has not been posted yet. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Deferment was booked on XX/XX/XXXX.
							07/31/2025	08/12/2025
297344644	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower stated that they are not behind in payments and advised him that loan was due for XX months. Advised the borrower of payment change due to escrow shortage. On XX/XX/XXXX, the borrower was advised of amount due and wanted it sent to them in writing. On XX/XX/XXXX, the borrower inquired on if payment was received. Advised them that the payment was received and next due for XX/XX/XXXX. On XX/XX/XXXX, the borrower confirmed the mailing address on file. On XX/XX/XXXX, the borrower stated that they were not aware of the payment amount not being correct and will mail in a payment to complete the XX/XX/XXXX. On XX/XX/XXXX, the borrower stated that a payment was mailed on XXX and that they would mail in the next payment on XX/XX/XXXX. On XX/XX/XXXX, the borrower was advised of escrow shortage and new payment amount effective with XXX payment. On XX/XX/XXXX, advised the borrower that XXX payment was made and borrower hung up. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	07/30/2025
297343740	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower and no attempts to contact the borrower during the review period. The loan is currently performing.
							07/31/2025	08/09/2025
297343746	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the borrower declined a disaster forbearance workout option and stated that the property was damaged by a XXX. The damage was moderate, and their intent was to file a claim. There has been no further communication with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX the borrower stated that the property was damaged by a XXX disaster (XXX), that occurred on XX/XX/XXXX. The borrower's intent was to file a claim however there is no evidence that a claim was filed or that the repairs were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/09/2025
297343755	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower made a promise to pay and requested that the late charge be waived. On XX/XX/XXXX the borrower called to make a payment but didn't have the checking account information on hand. The reason for default was due to the death of a family member.  On XX/XX/XXXX the borrower called to discuss the escrow shortage and made a promise to pay. On XX/XX/XXXX the borrower requested a copy of the XXX tax form. On XX/XX/XXXX the borrower stated that the payment was late due to them being in the hospital. The escrow analysis and new payment were discussed. On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX the borrower called to ask why the monthly payment had increased. The agent advised that it was due to an increase in taxes and insurance. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/04/2025
297343283	XXXX	XXXX	XXXX	3	[3] Collection Comments - Incomplete -: Missing 08/01/2024 - 01/13/2025 [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the customer called regarding a payment issue.  The homeowner had made a payment to the previous servicer prior to the service transfer; but it was returned.  The borrower had made another payment via online banking and requested that the late fee be waived.  On XX/XX/XXXX, the customer received a claim check for the XXX damage that occurred on XX/XX/XXXX.  On XX/XX/XXXX, the homeowner just scheduled the final inspection and discussed the claim process.  On XX/XX/XXXX, the borrower called to check on the results from the inspection which was completed on XX/XX/XXXX.  On XX/XX/XXXX, the agent confirmed that the repairs were XX% completed per the inspection and that the final draw check will be ordered and the claim would be closed.   The final draw for $X.XX was released on XX/XX/XXXX and the claim was closed.  On XX/XX/XXXX, the customer promised to pay $X.XX by XX/XX/XXXX.  On XX/XX/XXXX, the borrower promised to pay $X.XX by XX/XX/XXXX.  There was no additional contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  The prior servicer completed a modification per notes dated XX/XX/XXXX; but no further details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/11/2025
297343288	XXXX	XXXX	XXXX	3
[3] Collection Comments - Incomplete -: Missing 08/01/2024 - 01/13/2025

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the borrower called to dispute that the property was previously in foreclosure and not bankruptcy.  The customer stated that acquired the loan through a modification after the parent’s death.  The agent explained that a Chapter XX bankruptcy was filed in XXXX and was discharged on XX/XX/XXXX.  The homeowner disputed the bankruptcy being reported and requested its removal.  The bankruptcy coding was updated on XX/XX/XXXX.  There was no additional contact.  The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	07/08/2025
297343289	XXXX	XXXX	XXXX	3	[3] Collection Comments - Incomplete -: Missing 08/01/2024 - 01/13/2025 [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in to set up payment arrangement to past due amount, on XX/XX/XXXX the borrower called in to make a payment to bring loan current. On XX/XX/XXXX the borrower was called for payment and set up payment for XX/XX/XXXX. There was no further borrower contact made on account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/10/2025
297343290	XXXX	XXXX	XXXX	3
[3] Collection Comments - Incomplete -: Missing 08/01/2024 - 01/13/2025

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Contact with the borrower on XX/XX/XXXX and they were asking about refinancing the house they inherited. The customer had questions in regards to the bankruptcy and they were informed the loan was included in the bankruptcy and it was discharged. The customer was informed there was no reaffirmation so it was not included in their credit report. The customer wanted to add fiancée to the loan and they were informed would need to use a third party to refinance. The borrower was informed a payment was scheduled to come out on the XX/XX through the web. Contact with the borrower on XX/XX/XXXX and they stated got a letter in regards to the discharged bankruptcy. The borrower stated they did not own the home until after the discharged bankruptcy. The customer was informed to send in a research request and was provided the email address. No further contact with the borrower on the loan. Loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The loan stated bankruptcy was filed in XXX and discharged in XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	07/31/2025
297343296	XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called to discuss loss mitigation efforts. Also advised a family member to make a payment. On XX/XX/XXXX- XX/XX/XXXX the third party called and advised the co-borrower passed away and discussed the modification. The modification was completed XX/XX/XXXX. The foreclosure was closed and billed on XX/XX/XXXX. The third party called for loan status on XX/XX/XXXX. No further contact noted. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297344122	XXXX	XXXX	XXXX	3
[3] Property Damage - UTD - No evidence of resolution

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower is deceased. On XX/XX/XXXX servicer advised authorized third party of documents needed for modification review. Contact from XX/XX/XXXX to XX/XX/XXXX was regarding documents and payments needed for modification and assumption of loan. Borrower called XX/XX/XXXX and XX/XX/XXXX for assistance with online account. Borrower called XX/XX/XXXX regarding insurance letter and stated will provide proof of insurance. Borrower called XX/XX/XXXX and requested copy of XXX tax form. Borrower called XX/XX/XXXX regarding letter he received. Borrower called XX/XX/XXXX regarding home equity loan. Borrower called XX/XX/XXXX regarding deed on property. There was no further contact with borrower. Loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Unspecified damages noted at inspection on XX/XX/XXXX. No evidence claim was filed or damages repaired.  Property repairs have not started.  The property condition is fair.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/12/2025
297344129	XXXX	XXXX	XXXX	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX the borrower called to speak with the bankruptcy department. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX the borrower called to make a payment. The loan is currently performing under a plan in bankruptcy.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  There was a prior Chapter XX bankruptcy, case#XXX that was dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297344133	XXXX	XXXX	XXXX	2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. The borrower made payments by phone on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. There was no further contact with the borrower. The loan is currently performing under chapter XX bankruptcy.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297344137	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the servicer confirmed that the insurance premium was paid on XX/XX/XXXX.  From XX/XX/XXXX to XX/XX/XXXX, the customer called monthly and made payments.  On XX/XX/XXXX, the escrow account was discussed.  On XX/XX/XXXX, the servicer advised the pending bankruptcy discharge.  On XX/XX/XXXX, the homeowner discussed a XX-day lapse in insurance and a charge of $X.XX.  The agent confirmed that a letter confirmed that the lender placed insurance was cancelled on XX/XX/XXXX.  On XX/XX/XXXX, the borrower requested a new escrow analysis.  On XX/XX/XXXX, the customer discussed the bankruptcy discharge motion which was filed on XX/XX/XXXX.  On XX/XX/XXXX, the servicer confirmed that the loan is next due for XX/XX/XXXX for $X.XX.  The agent also verified that the bankruptcy will be discharged.  On XX/XX/XXXX, the homeowner discussed the lapse in insurance letter.  The agent confirmed that the new insurance policy information has been updated.  On XX/XX/XXXX, the borrower discussed the escrow analysis and shortage.  There was no further contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/08/2025
297343241	XXXX	XXXX	XXXX	3	[3] Loan has evidence of title issue(s). [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, borrower called to make a payment. On XX/XX/XXXX, borrower called for information on paying legal fees. On XX/XX/XXXX and XX/XX/XXXX, borrower called to make a payment. No further contact evident. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  There are multiple liens/judgments on title noted on XX/XX/XXXX. No evidence of satisfaction or release of lien.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297343242	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: No borrower contact evident during review period.
							07/31/2025	08/06/2025
297343247	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower stated that they have $X.XX and would like to negotiate a reinstatement. On XX/XX/XXXX the borrower called to discuss the modification terms. On XX/XX/XXXX the borrower called to confirm that the final modification documents were send out and made a payment.  On XX/XX/XXXX the borrower stated that they mailed the final modification documents and scheduled a payment. On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX the borrower called to make a payment. The reason for default was due to the death of the primary borrower. There has been no further communication with the borrower. The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297343253	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to get copy of insurance policy. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297343691	XXXX	XXXX	XXXX	3	[3] Loan has evidence of title issue(s). [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. Loan modification was processed on XX/XX/XXXX. On XX/XX/XXXX, the borrower, the borrower inquired on if a payment made would be taken out right away or on XX/XX/XXXX. Advised them that it would be taken out right away and would take 1-2 business days to come out of the bank account. Borrower also had questions on automated payments and how to set it up for recurring payments. On XX/XX/XXXX, the borrower inquired on automated payment form. On XX/XX/XXXX, the borrower requested assistance with online site. On XX/XX/XXXX, the borrower advised that they can't access online account and assisted borrower with password reset and navigated them through the online process. On XX/XX/XXXX, the borrower inquired on payment change and was advised that the escrow changed due to tax payment decreasing. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Title issue was noted for recording error. Modification was completed on XX/XX/XXXX. Modification was rejected for recording on XX/XX/XXXX due to last assignment was duplicated and power of attorney recording information. Comment on XX/XX/XXXX noted notary acknowledgment/venue being incomplete. Per comment on XX/XX/XXXX, modification recording was rejected due to mortgage chain incorrect or out of order and incorrect instrument number for the XXXX assignment. No indication of resolution.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/07/2025
297343695	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower needed assistance making a payment online. There was no further contact noted. The loan is current and performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/11/2025
297343699	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called regarding automatic payments on account. Borrower called XX/XX/XXXX to make payment. On XX/XX/XXXX servicer advised that automatic payments are set up on account. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX regarding bi-monthly payment schedule. On XX/XX/XXXX property is noted as having code violation liens and structural damage. City official verified there are no open liens or code violations and property is not condemned for structural issues. Borrower called XX/XX/XXXX and XX/XX/XXXX to confirm homeowners insurance will be paid. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297343705	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower wanted to know where their payment went and made a payment. On XX/XX/XXXX, the borrower processed a payment. On XX/XX/XXXX, the borrower processed a payment. On XX/XX/XXXX, the borrower set-up payments for XXX and XXX and noted reason for delinquency as death in borrower's family. On XX/XX/XXXX the borrower make a payment due for XX/XX/XXXX. On XX/XX/XXXX, the borrower made XXX payment. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/12/2025
297343706	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower stated they were experiencing a loss of income and requested a loan modification. On XX/XX/XXXX, the borrower had a loss mitigation inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had a loss mitigation inquiry. On XX/XX/XXXX, the borrower called in to check on the status of their foreclosure case. On XX/XX/XXXX, the borrower called in to check on the status of their foreclosure case. On XX/XX/XXXX, the borrower called in to check on the status of their foreclosure case. On XX/XX/XXXX, the borrower had a loss mitigation inquiry. On XX/XX/XXXX, the borrower had a loss mitigation inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had a modification related inquiry. On XX/XX/XXXX, the borrower had a modification related inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had a modification related inquiry. On XX/XX/XXXX, the borrower had to inquire about their loss mitigation program. On XX/XX/XXXX, the borrower promised to return their modification documents. On XX/XX/XXXX, the borrower called in to make sure their documents had been received. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower called to make sure their account is no longer in foreclosure. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. There was no further contact noted. The loan is current and performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/06/2025
297343707	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. Servicer advised loan is dud for XX payments and can only accept full reinstatement. Borrower called XX/XX/XXXX for assistance options on account. Contact with borrower from XX/XX/XXXX to XX/XX/XXXX was regarding documents needed for modification review. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/07/2025
297343027	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, The borrower called to schedule a payment. On XX/XX/XXXX, the Authorized Third Party called to go over the Insurance payment. The borrower stated the payment was too high and wanted to confirm how Servicer came up with the amount. The borrower requested a copy of the Policy. On XX/XX/XXXX, the borrower called to schedule payment. On XX/XX/XXXX, The agent called and spoke to the borrower and the borrower stated due to the divorce, ex-spouse pays the mortgage. On XX/XX/XXXX, the agent called and spoke to the borrower regarding the payment. On XX/XX/XXXX, the borrower called to schedule a payment. On XX/XX/XXXX, the borrower called to schedule a one-time payment for $X.XX. There was no additional contact with the borrower during the review period. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/12/2025
297343028	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Despite several contact attempts from the servicer, there was no contact with the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in for insurance information and to file an insurance claim. On XX/XX/XXXX, the borrower asked for status of the insurance claim. Contact on XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX was regarding the insurance claim check. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Insurance funds in the amount of $X.XX were received on XX/XX/XXXX for XXX damage to the property on XX/XX/XXXX. The claim was classified as Stamp & Go and the check was endorsed and released to the borrower on XX/XX/XXXX. No further details were provided and there is no evidence of completed repairs.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/11/2025
297343034	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX for assistance options on account. Borrower called XX/XX/XXXX for reinstatement amount. Borrower called XX/XX/XXXX regarding documents he received. Contact from XX/XX/XXXX to XX/XX/XXXX was regarding documents needed for modification review. Borrower called XX/XX/XXXX to make payment on account. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/12/2025
297343038	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the co-borrower stated that the borrower had cancer and was unable to return to work after surgery. A modification was discussed. On XX/XX/XXXX the borrower stated that they are working on gathering the documents for the modification. On XX/XX/XXXX the co-borrower stated that they sent the loss mitigation application and supporting documents. On XX/XX/XXXX the coborrower called to verify the trial modification terms. On XX/XX/XXXX the co-borrower stated that the borrower had recently passed away. The agent requested the death certificate and advised that the loan was approved for a modification. On XX/XX/XXXX the borrower made a promise to pay on XXX. On XX/XX/XXXX the borrower stated that they mistakenly made a double payment and requested a correction. There has been no further communication with the borrower. The loan is currently performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/12/2025
297343044	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to discuss repayment plan. On XX/XX/XXXX, borrower called to make a payment, and requested a reinstatement quote. On XX/XX/XXXX, agent went over total amount due and repayment plan, and borrower made payment. On XX/XX/XXXX, borrower called for total amount due. On XX/XX/XXXX, borrower called to make a payment. No further contact evident. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/08/2025
297342862	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the customer inquired about the foreclosure status.  The agent confirmed the loan has been referred to foreclosure on XX/XX/XXXX; but that the modification is pending a decision.  From XX/XX/XXXX to XX/XX/XXXX, the homeowner was informed that the modification review is pending a decision by the underwriter.  On XX/XX/XXXX, the borrower inquired why the modification was denied.  The agent confirmed it was due to an insufficient payment reduction.  A reinstatement quote was requested.  On XX/XX/XXXX, the agent promised to call the borrower once the reinstatement quote is ready and gave wiring instructions.  On XX/XX/XXXX, the servicer provided the reinstatement amount of $X.XX which will be good for XX hours.  On XX/XX/XXXX, the homeowner promised to wire $X.XX by XX/XX/XXXX.  On XX/XX/XXXX, the customer confirmed that they just made a payment to reinstate the loan.  The agent confirmed that the loan is now next due for XXX.  On XX/XX/XXXX, the borrower forgot to make the payment and requested assistance in scheduling it. The agent confirmed that the insurance provider could change the payment amount and encouraged the homeowner to explore options for lower insurance premiums.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	07/24/2025
297343050	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX borrower called to make payment on account. Borrower called XX/XX/XXXX regarding service transfer and made payment. Borrower called XX/XX/XXXX to make payment. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/09/2025
297343051	XXXX	XXXX	XXXX	3	[3] Collection Comments - Incomplete -: Missing 02/27/2025 - 06/11/2025 [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called to make a payment. The agent advised that the modification documents were not sent back properly. The call was transferred to the single point of contact. On XX/XX/XXXX the borrower stated that they returned the modification documents and scheduled a payment. On XX/XX/XXXX the borrower called to make a payment. The reason for default was due to a curtailment of income. On XX/XX/XXXX the borrower made a promise to pay and had questions regarding the fees.  On XX/XX/XXXX the borrower called to make a payment. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/08/2025
297343052	XXXX	XXXX	XXXX	2	[2] Bankruptcy - BK Filed - No evidence POC filed [2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower was informed their attorney needed to submit an LOA. On XX/XX/XXXX, the borrower was informed their attorney needed to submit an LOA. On XX/XX/XXXX, the borrower had a modification related inquiry. On XX/XX/XXXX, the borrower had a modification related inquiry. On XX/XX/XXXX, the borrower had a modification related inquiry. On XX/XX/XXXX, the borrower had a modification related inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower scheduled a payment. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  No additional BK case details were provided in file.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/09/2025
297344375	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Despite several contact attempts from the servicer, there was no contact with the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower requested the reinstatement amount. On XX/XX/XXXX, the borrower called in about an insurance claim check that was received. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Insurance funds in the amount of $X.XX was received on XX/XX/XXXX for unknown damage to the property. The date of loss was not noted.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/08/2025
297344378	XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  From XX/XX/XXXX through XX/XX/XXXX there was no contact between the parties. On XX/XX/XXXX, the borrower called to find out what the fees against the property were from. Borrower also called to find out how to set up payments online. Borrower confirmed the property was non-owner occupied. There was no further contact between the parties during the review period. The loan is performing under a completed modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/09/2025
297344424	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower stated they had a death in the family. On XX/XX/XXXX, the borrower had a loss mitigation inquiry. On XX/XX/XXXX, the borrower had a loss mitigation inquiry. On XX/XX/XXXX, the borrower requested a payoff statement. On XX/XX/XXXX, the borrower requested the loan’s reinstatement amount. On XX/XX/XXXX, the borrower requested the loan’s reinstatement amount. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had an auto-draft inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower requested a copy of their monthly statement. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/12/2025
297344380	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called for account information and stated that they are trying to bring the loan current. On XX/XX/XXXX the borrower called to discuss options. On XX/XX/XXXX the borrower called to request a loss mitigation application. On XX/XX/XXXX an agent instructed the borrower to provide the missing documents needed for the workout review. On XX/XX/XXXX the borrower was instructed to send in an additional paystub. On XX/XX/XXXX the borrower called to confirm that the missing financial documents were received. On XX/XX/XXXX the agent confirmed that the loss mitigation package was complete. On XX/XX/XXXX the borrower called to check on the status of a loss mitigation application. On XX/XX/XXXX a reinstatement quote was discussed. On XX/XX/XXXX the account status was discussed. On XX/XX/XXXX the borrower provided authorization to speak with a XXX counselor regarding the account delinquency. On XX/XX/XXXX and XX/XX/XXXX the reinstatement amount was discussed. On XX/XX/XXXX the borrower stated that they will be reinstating the account. On XX/XX/XXXX and XX/XX/XXXX the borrower stated that they sent in the reinstatement funds. On XX/XX/XXXX the borrower called to speak with the account manager. On XX/XX/XXXX the borrower called to discuss the reinstatement application and requested the most recent billing statement. On XX/XX/XXXX the borrower stated that they were in foreclosure, but they reinstated the loan. They requested a follow-up on the application of payments. On XX/XX/XXXX the borrower called to speak to a supervisor regarding the insurance policy. On XX/XX/XXXX the borrower stated that they reinstated the loan in XXX and requested the negative escrow amount. On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX the borrower called to discuss the late charge and made a promise to pay. On XX/XX/XXXX the borrower called to make a payment. The reason for default was due to a curtailment of income. On XX/XX/XXXX the borrower called to confirm that the payment was received from the prior servicer. On XX/XX/XXXX the borrower called to confirm that the payment they sent to the prior servicer was received. The agent confirmed receipt. The borrower wanted to dispute the prior servicer fees. The borrower was instructed to contact the prior servicer. On XX/XX/XXXX the borrower stated that the reason for default was due to being ill. The speed pay payment was re-scheduled to be drafted on XX/XX/XXXX.  The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/12/2025
297344427	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  From XX/XX/XXXX through XX/XX/XXXX there was no contact between the parties. On XX/XX/XXXX the borrower called and confirmed the property was owner-occupied. Borrower called to lodge a verbal complaint about foreclosure fees against the account. The borrower and a third party said the fees were fraudulent and illegal. They wanted them removed that day. The fees were transferred from the prior servicer. The agent advised the borrower to submit the dispute in writing with any documentation to support it. The borrower asked to speak to a supervisor. The borrower was transferred and the borrower threatened to contact their attorney. The agent advised the fees will not be reported to the credit bureaus as long as the account is in good standing and payments are made by the XX of each month. Also, no interest accrues on the fees. The amount for the foreclosure fees is $X.XX. Borrower said the fees were fraudulent and they were suing the former servicer for a modification scam with a motion to void the loan and return all payments. On XX/XX/XXXX the borrower called and confirmed the property was owner-occupied, The borrower called wanted to know about the payment amount due and fees against the account. The agent advised the borrower to send the dispute inwriting with supporting documentation by fax or mail, not email. No further communications occurred during the review period. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/09/2025
297345068	XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower form XX/XX/XXXX to XX/XX/XXXX. Authorized third party called XX/XX/XXXX regarding payment. Authorized third party called regarding escrow statement. Borrower called XX/XX/XXXX regarding service transfer and payment options. On XX/XX/XXXX borrower called to get payment mailing address. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/09/2025
297343082	XXXX	XXXX	XXXX	3	[3] Collection Comments - Incomplete -: Missing 02/28/2025 - 06/11/2025 [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX loss mitigation options were discussed, and an application was mailed. The reason for default was due to additional bills. On XX/XX/XXXX and XX/XX/XXXX the borrower stated that they are working on bringing the loan current and requested a billing statement and reinstatement/payoff quote. On XX/XX/XXXX the borrower stated that they would like to reinstate the account by XX/XX/XXXX. On XX/XX/XXXX and XX/XX/XXXX the missing loss mitigation documents were discussed, and the borrower's intent was to reinstate the loan by XX/XX/XXXX. On XX/XX/XXXX the borrower requested a reinstatement quote, and the missing loss mitigation documents were discussed. On XX/XX/XXXX the borrower stated that their intent is to reinstate the loan by XX/XX/XXXX. On XX/XX/XXXX an agent informed the borrower that trailing documents are still needed to complete the loss mitigation package. On XX/XX/XXXX the borrower called to discuss the account and was advised to speak to their attorney due to the contested foreclosure status. On XX/XX/XXXX the borrower called with an unauthorized third party to speak with the account manager. The reason for default was due to excessive obligations. The commentary from XX/XX/XXXX through XX/XX/XXXX was not available for review. On XX/XX/XXXX the borrower called to make a payment and had onboarding questions. There has been no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/08/2025
297343083	XXXX	XXXX	XXXX	2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There was no contact or attempts to contact borrower; file is in active chapter XX bankruptcy. Loan is performing.
							07/31/2025	08/11/2025
297345076	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower inquired on payment and was advised of it being received on XX/XX/XXXX. Borrower noted reason for delinquency as excessive obligations. Loan modification was completed on XX/XX/XXXX. On XX/XX/XXXX, the borrower inquired on onboarding questions. On XX/XX/XXXX, the borrower inquired on fees. On XX/XX/XXXX, the borrower was advised of loan being due for XX/XX/XXXX and advised them that fees were due from prior foreclosure. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/12/2025
297345077	XXXX	XXXX	XXXX	3
[3] Collection Comments - Incomplete -: Missing 03/01/2025 - 06/11/2025

[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower stated that they were mailing in the modification documents. Borrower made a payment in the amount of $X.XX. Reason for delinquency was noted as excessive obligations. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. Loan modification was completed on XX/XX/XXXX. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. Bankruptcy was discharged on XX/XX/XXXX. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Motion for relief was filed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/08/2025
297343087	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact in the notes provided until XX/XX/XXXX, on XX/XX/XXXX the borrower called in regarding servicing transfer. There was no further borrower contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/05/2025
297343088	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower noted of other borrower's passing and discussed amount due on account. On XX/XX/XXXX, authorized third party requested a pay-off letter with a good through date of XX/XX/XXXX. On XX/XX/XXXX, borrower stated that they intend to keep the property. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/12/2025
297345081	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower’s attorney called for modification status. On XX/XX/XXXX, the borrower called in to make a payment and asked about the modification documents. On XX/XX/XXXX, the borrower called in to check status of the modification and verify the payment was received. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/12/2025
297344620	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower was advised of processing times once the claim check and adjuster's report are received. This is pertaining to XXX damage which occurred on XX/XX/XXXX. On XX/XX/XXXX, the borrower wanted to verify the mailing address for loss draft. On  XX/XX/XXXX, the borrower made a payment and inquired on documents they sent. Advised them that they were not received. On XX/XX/XXXX, the borrower was advised of loss draft check being received and advised them of still needing contractor's proposal. Claim check in the amount of $X.XX was deposited on XX/XX/XXXX. On XX/XX/XXXX, the borrower inquired on if the contractor's proposal was received. Advised them that only the adjuster's report and claim check is noted. Draw check in the amount of $X.XX was mailed on XX/XX/XXXX. On XX/XX/XXXX, the borrower stated that the contractor will provide a materials list. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower was advised that the material's list was received. On XX/XX/XXXX and XX/XX/XXXX, the borrower inquired on draw status. On XX/XX/XXXX, the borrower was advised of needing an inspection in order to release more funds. On XX/XX/XXXX, the borrower discussed draw and was advised of being mailed out on XX/XX/XXXX and to allow 8 to 10 business days. On XX/XX/XXXX, the borrower made a payment. Borrower was upset at the increased payment. On XX/XX/XXXX, the borrower noted that they changed insurance carriers and was advised to send in cancellation letter and welcome letter in order to do a new analysis. On XX/XX/XXXX, the borrower discussed insurance and was advised on how to return the old insurance refund back to escrow. On XX/XX/XXXX, borrower noted that they were behind due to increased payments. On XX/XX/XXXX, borrower scheduled a payment and requested an inspection. On XX/XX/XXXX, the borrower stated that they would make a payment by end of month. On XX/XX/XXXX, the borrower inquired on if payments would decrease and was advised that analysis is still pending. On XX/XX/XXXX, the borrower inquired on escrow analysis and was advised that request was created on XX/XX/XXXX and to all XX business days. XX% inspection was noted on XX/XX/XXXX. On XX/XX/XXXX, the borrower was advised of new payment amount starting on XX/XX/XXXX and was provided with the escrow balance amount. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Resolved damage was noted. XX damage noted with date of loss of XX/XX/XXXX and XX% inspection was noted on XX/XX/XXXX.
							07/31/2025	08/12/2025
297342849	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A XXX disaster inspection on XX/XX/XXXX found that the property had XXX damage. There is no evidence that a claim was filed or that the repairs were made.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There has been no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX as the loan has been performing. There were no outbound calls or skip tracing efforts. On XX/XX/XXXX a XXX disaster inspection found that the property had XXX damage. There is no evidence that a claim was filed or that the repairs were made. No other detrimental issues were noted. The loan is currently performing.
							07/31/2025	08/06/2025
297344847	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX scheduled a payment. On XX/XX/XXXX, the borrower inquired about a payment deferment and scheduled XX payments. On XX/XX/XXXX, the borrower scheduled XX payments. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							07/31/2025	08/12/2025